UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

GMO ETF Trust

(exact name of registrant as specified in charter)

GMO ETF Trust

53 State Street, Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 330-7500

Date of fiscal year end: February 28

Date of reporting period: December 31, 2025

Item 1. Report to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO Ultra-Short Income ETF

Ticker: GMOC; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO Ultra-Short Income ETF for the period of October 28, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Ultra-Short Income ETF	$4	0.20%Footnote Reference1
Footnote	Description
Footnote*	For the period October 28, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$7,494,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	2%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Debt Obligations	95.5
Short-Term Investments	3.5
Other	1.0

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Beyond China ETF

Ticker: BCHI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO Beyond China ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Beyond China ETF	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$12,211,031
Number of Portfolio Holdings	94
Portfolio Turnover Rate	16%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	17.1
Banks	17.1
Capital Goods	13.1
Technology Hardware & Equipment	11.7
Materials	8.5
Automobiles & Components	7.2
Real Estate Management & Development	5.7
Financial Services	5.7
Consumer Discretionary Distribution & Retail	4.1
Transportation	3.0
Food, Beverage & Tobacco	2.2
Consumer Durables & Apparel	1.8
Insurance	1.3
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

India	26.4
Taiwan	25.7
South Korea	10.1
Thailand	7.7
Indonesia	6.8
Vietnam	6.3
Mexico	5.6
United Arab Emirates	3.4
Poland	2.6
Turkey	1.7
Brazil	1.5
Malaysia	1.1
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Domestic Resilience ETF

Ticker: DRES; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO Domestic Resilience ETF for the period of October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Domestic Resilience ETF	$13	0.50%Footnote Reference1
Footnote	Description
Footnote*	For the period October 1, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$29,394,414
Number of Portfolio Holdings	38
Portfolio Turnover Rate	0%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	50.7
Transportation	21.4
Materials	16.0
Energy	7.9
Commercial & Professional Services	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Dynamic Allocation ETF

Ticker: GMOD; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO Dynamic Allocation ETF for the period of October 14, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Dynamic Allocation ETF	$5Footnote Reference1	0.23%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period October 14, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Key Fund Statistics

Total Net Assets	$18,957,212
Number of Portfolio Holdings	17
Portfolio Turnover Rate	9%

What does the Fund invest in?

Asset Class Summary

% of Total Net Assets

Fixed Income Funds	39.3
International Equity Funds	27.1
U.S. Equity Funds	22.9
Emerging Equity Funds	10.3
Short-Term Investments	0.4

Top Ten HoldingsFootnote Reference*

% of Investments

GMO U.S. Quality ETF	10.1
GMO International Value ETF	10.0
GMO U.S. Value ETF	9.9
iShares 3-7 Year Treasury Bond ETF	9.0
Vanguard Intermediate-Term Treasury ETF	7.9
Invesco National AMT-Free Municipal Bond ETF	7.6
iShares Core MSCI Emerging Markets ETF	6.2
iShares Core MSCI International Developed Markets ETF	6.1
Schwab Intermediate-Term U.S. Treasury ETF	6.0
State Street SPDR Portfolio Intermediate Term Treasury ETF	6.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Quality ETF

Ticker: QLTI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$252,431,203
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	15.5
Food, Beverage & Tobacco	13.7
Capital Goods	13.2
Semiconductors & Semiconductor Equipment	11.0
Consumer Services	7.8
Household & Personal Products	7.4
Software & Services	7.2
Consumer Discretionary Distribution & Retail	5.4
Consumer Durables & Apparel	5.3
Materials	5.0
Health Care Equipment & Services	3.7
Transportation	2.5
Commercial & Professional Services	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

France	23.4
United Kingdom	13.6
Switzerland	10.9
Spain	9.7
Germany	7.1
Japan	6.2
Ireland	6.1
Taiwan	5.3
Netherlands	4.3
Denmark	2.7
Sweden	2.5
Australia	2.3
Finland	2.1
Italy	1.9
Mexico	1.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO International Value ETF

Ticker: GMOI; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO International Value ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$33	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$231,324,025
Number of Portfolio Holdings	164
Portfolio Turnover Rate	4%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Banks	22.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Materials	8.9
Capital Goods	8.6
Automobiles & Components	8.4
Insurance	7.0
Telecommunication Services	3.9
Food, Beverage & Tobacco	3.6
Transportation	3.6
Financial Services	3.2
Real Estate Management & Development	2.0
Consumer Durables & Apparel	1.8
Consumer Staples Distribution & Retail	1.6
Technology Hardware & Equipment	1.3
Household & Personal Products	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Japan	20.5
Canada	15.0
United Kingdom	10.0
France	9.7
Germany	9.0
Switzerland	7.3
Spain	5.6
Australia	5.5
Sweden	3.4
Netherlands	2.4
Norway	2.3
Hong Kong	2.2
Italy	2.0
Israel	1.4
Austria	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO Systematic Investment Grade Credit ETF

Ticker: INVG; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$19,242,467
Number of Portfolio Holdings	131
Portfolio Turnover Rate	50%

What does the Fund invest in?

The Fund invested primarily in debt securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	11.6
Financial Services	10.9
Banks	8.7
Health Care Equipment & Services	6.0
Energy	5.8
Consumer Durables & Apparel	5.7
Equity Real Estate Investment Trusts (REITs)	5.7
Software & Services	5.6
Semiconductors & Semiconductor Equipment	4.8
Technology Hardware & Equipment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Automobiles & Components	4.0
Utilities	3.9
Media & Entertainment	3.6
Food, Beverage & Tobacco	3.4
Consumer Services	2.0
Commercial & Professional Services	1.9
Household & Personal Products	1.9
Telecommunication Services	1.9
Materials	1.9
Consumer Discretionary Distribution & Retail	1.1
Other (each less than 1%)	1.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

United States	85.6
Canada	8.8
United Kingdom	4.4
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Value ETF

Ticker: GMOV; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$67,035,118
Number of Portfolio Holdings	167
Portfolio Turnover Rate	22%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	13.1
Financial Services	9.8
Banks	9.7
Media & Entertainment	8.8
Energy	8.7
Insurance	6.9
Health Care Equipment & Services	5.3
Technology Hardware & Equipment	4.2
Capital Goods	3.8
Telecommunication Services	3.5
Consumer Durables & Apparel	3.3
Food, Beverage & Tobacco	3.1
Semiconductors & Semiconductor Equipment	3.1
Consumer Discretionary Distribution & Retail	2.7
Automobiles & Components	2.7
Consumer Staples Distribution & Retail	2.3
Transportation	2.1
Household & Personal Products	2.1
Materials	1.5
Software & Services	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

GMO U.S. Quality ETF

Ticker: QLTY; Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$3,032,829,364
Number of Portfolio Holdings	37
Portfolio Turnover Rate	4%

What does the Fund invest in?

The Fund invested primarily in equity securities at period end.

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	16.9
Software & Services	15.4
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Health Care Equipment & Services	12.0
Media & Entertainment	10.2
Food, Beverage & Tobacco	5.2
Consumer Discretionary Distribution & Retail	5.0
Technology Hardware & Equipment	4.7
Consumer Services	4.7
Banks	4.2
Financial Services	3.3
Household & Personal Products	2.3
Capital Goods	1.6
Transportation	1.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial statements, quarterly portfolio holdings and proxy voting information, please visit https://www.gmo.com/americas/etf-documents/ or scan the QR code.

Phone: (844) 761-1102 (toll-free)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information

(Unaudited)

December 31, 2025

GMO Beyond China ETF

GMO Domestic Resilience ETF

GMO Dynamic Allocation ETF

GMO International Quality ETF

GMO International Value ETF

GMO Systematic Investment Grade Credit ETF

GMO Ultra-Short Income ETF

GMO U.S. Quality ETF

GMO U.S. Value ETF

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov or at www.gmo.com.

Information regarding how often shares of the Funds are traded on the New York Stock Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for GMO ETF Trust (formerly known as The 2023 ETF Series Trust II), which contains a complete discussion of the risks associated with an investment in these Funds and other important information. GMO ETF Trust prospectus can be obtained at www.gmo.com or by calling toll-free 1-844 761-1102 (toll-free). GMO ETF Trust Statement of Additional Information includes additional information about the Trustees of GMO ETF Trust and is available without charge, upon request, by calling 1-844 761-1102 (toll-free).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.

Table of Contents

Page
GMO Beyond China ETF
Schedule of Investments	1
GMO Domestic Resilience ETF
Schedule of Investments	3
GMO Dynamic Allocation ETF
Schedule of Investments	4
GMO International Quality ETF
Schedule of Investments	5
GMO International Value ETF
Schedule of Investments	6
GMO Systematic Investment Grade Credit ETF
Schedule of Investments	9
GMO Ultra-Short Income ETF
Schedule of Investments	12
GMO U.S. Quality ETF
Schedule of Investments	14
GMO U.S. Value ETF
Schedule of Investments	16
Portfolio Abbreviations	19
Fund Financial Statements:
Statements of Assets and Liabilities	20
Statements of Operations	23
Statements of Changes in Net Assets	26
Financial Highlights	31
Notes to Financial Statements	40
Board Review of Investment Management Agreements	55

GMO Beyond China ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 100.2%
	Brazil — 1.5%
20,660	WEG SA	182,895

	Czeck Republic — 0.5%
6,450	Moneta Money Bank AS	60,680

	Greece — 0.5%
2,040	Jumbo SA	66,888

	India — 26.5%
1,133	ABB India Ltd.	65,140
1,809	Amara Raja Energy & Mobility Ltd.	18,313
7,257	Asian Paints Ltd.	223,670
8,597	AU Small Finance Bank Ltd.	95,306
31,847	Bajaj Finance Ltd.	349,547
1,890	Balkrishna Industries Ltd.	48,497
21,711	Castrol India Ltd.	46,524
2,021	Ceat Ltd.	85,448
10,242	Chambal Fertilisers & Chemicals Ltd.	54,982
2,490	Coromandel International Ltd.	62,832
3,181	Cummins India Ltd.	156,687
3,780	Deepak Fertilisers & Petrochemicals Corp. Ltd.	54,253
479	Dixon Technologies India Ltd.	64,277
4,271	Eicher Motors Ltd.	347,556
1,790	Finolex Cables Ltd.	14,957
19,400	Firstsource Solutions Ltd.	72,416
8,214	HBL Engineering Ltd.	84,535
5,722	Hero MotoCorp Ltd.	366,827
21,259	Hindalco Industries Ltd.	209,564
9,608	ICICI Bank Ltd. –ADR	286,318
17,371	IRCON International Ltd.	34,315
10,059	JM Financial Ltd.	16,842
653	KEI Industries Ltd.	32,343
1,089	Kirloskar Brothers Ltd.	19,519
14,393	Manappuram Finance Ltd.	49,474
194	Maruti Suzuki India Ltd.	36,020
1,043	Navin Fluorine International Ltd.	68,646
6,953	Nippon Life India Asset Management Ltd.	68,231
9,377	Paradeep Phosphates Ltd.	17,225
7,763	PCBL Chemical Ltd.	26,080
8,427	Shriram Finance Ltd.	93,459
1,770	SRF Ltd.	60,412
	Total India	3,230,215

	Indonesia — 6.9%
600,900	Aneka Tambang Tbk. PT	113,513
197,700	Astra International Tbk. PT	79,436
801,000	Bank Central Asia Tbk. PT	387,891
469,000	Bank Mandiri Persero Tbk. PT	143,442
427,000	Bank Negara Indonesia Persero Tbk. PT	111,903
	Total Indonesia	836,185

Shares	Description	Value ($)
	Malaysia — 1.1%
56,600	Gamuda Bhd.	69,460
47,468	Westports Holdings Bhd.	66,324
	Total Malaysia	135,784

	Mexico — 5.6%
9,650	Arca Continental SAB de CV	104,230
13,900	Banco del Bajio SA	35,168
8,430	Cemex SAB de CV –ADR	96,861
17,582	Corp. Inmobiliaria Vesta SAB de CV	53,778
608	Fomento Economico Mexicano SAB de CV –ADR	61,450
45,747	Gentera SAB de CV	116,759
2,340	Gruma SAB de CV –Class B	40,223
2,682	Grupo Financiero Banorte SAB de CV –ADR	124,502
18,008	Wal-Mart de Mexico SAB de CV	56,012
	Total Mexico	688,983

	Poland — 2.6%
2,740	Bank Polska Kasa Opieki SA	156,539
8,647	Powszechny Zaklad Ubezpieczen SA	160,752
	Total Poland	317,291

	South Korea — 10.1%
946	DB HiTek Co. Ltd.	44,392
5,045	HMM Co. Ltd.	71,794
2,757	Hyundai Engineering & Construction Co. Ltd.	134,161
1,299	Hyundai Glovis Co. Ltd.	162,854
743	LS Electric Co. Ltd.	237,257
7,053	Samsung Electronics Co. Ltd.	587,036
	Total South Korea	1,237,494

	Taiwan — 25.8%
6,210	Advantech Co. Ltd.	56,921
7,145	Bizlink Holding, Inc.	345,647
3,296	Chroma ATE, Inc.	81,297
15,415	Delta Electronics, Inc.	472,451
17,417	Lite-On Technology Corp.	90,631
8,130	MediaTek, Inc.	370,010
3,111	Parade Technologies Ltd.	57,823
3,513	Phison Electronics Corp.	162,119
30,529	Radiant Opto-Electronics Corp.	120,482
8,808	Realtek Semiconductor Corp.	137,080
7,913	Sinbon Electronics Co. Ltd.	48,479
3,961	Taiwan Semiconductor Manufacturing Co.
	Ltd. –ADR	1,203,708
	Total Taiwan	3,146,648

	Thailand — 7.7%
58,600	Amata Corp. PCL –NVDR	30,876
264,000	AP Thailand PCL –NVDR	72,065
5,500	Bangkok Bank PCL –NVDR	29,591

The accompanying notes are an integral part of the financial statements.

GMO Beyond China ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
18,300	Delta Electronics Thailand PCL –NVDR	100,489
29,900	Kasikornbank PCL –NVDR	184,591
431,600	Krung Thai Bank PCL –NVDR	387,008
15,000	SCB X PCL –NVDR	66,180
79,000	Supalai PCL –NVDR	42,628
262,400	WHA Corp. PCL –NVDR	27,319
	Total Thailand	940,747

	Turkey — 1.7%
17,027	Arcelik AS *	40,066
12,259	Dogus Otomotiv Servis ve Ticaret AS	53,724
115,340	Mavi Giyim Sanayi Ve Ticaret
	AS –Class B	116,947
	Total Turkey	210,737

	United Arab Emirates — 3.4%
51,943	Aldar Properties PJSC	123,043
15,397	Emaar Development PJSC	63,512
58,602	Emaar Properties PJSC	224,180
	Total United Arab Emirates	410,735

	Vietnam — 6.3%
76,615	Gelex Group JSC	127,012
27,600	Gemadept Corp.	64,015
48,600	Kinh Bac City Development Holding Corp. *	65,324
114,700	Mobile World Investment Corp.	385,532
14,214	PetroVietnam Gas JSC	39,129
29,500	Vietnam Dairy Products JSC	68,646
19,900	Vietnam Prosperity JSC Bank	21,678
	Total Vietnam	771,336

	TOTAL COMMON STOCKS
	(COST $10,116,567)	12,236,618

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
50,869	State Street Institutional Treasury Money
	Market Fund – Premier Class, 3.70% (a)	50,869

	TOTAL SHORT-TERM INVESTMENTS
	(COST $50,869)	50,869

	TOTAL INVESTMENTS — 100.6%
	(Cost $10,167,436)	12,287,487
	Other Assets and Liabilities (net) — (0.6)%	(76,456)
	TOTAL NET ASSETS — 100.0%	$12,211,031

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO Domestic Resilience ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.4%
	Capital Goods — 49.8%
1,725	Acuity, Inc.	621,069
3,062	AECOM	291,900
2,415	Allegion PLC	384,516
3,335	Applied Industrial Technologies, Inc.	856,328
7,705	Arcosa, Inc.	819,196
3,450	Carlisle Cos., Inc.	1,103,517
7,203	Fastenal Co.	289,056
2,530	Ferguson Enterprises, Inc.	563,254
20,240	Fluor Corp. *	802,111
1,380	Hubbell, Inc.	612,872
1,610	Huntington Ingalls Industries, Inc.	547,513
6,758	Jacobs Solutions, Inc.	895,165
1,955	L3Harris Technologies, Inc.	573,929
1,495	Lockheed Martin Corp.	723,087
3,680	MYR Group, Inc. *	804,080
1,955	Northrop Grumman Corp.	1,114,760
4,025	Regal Rexnord Corp.	564,788
2,070	Rockwell Automation, Inc.	805,375
722	United Rentals, Inc.	584,329
2,863	WESCO International, Inc.	700,404
52,637	WillScot Holdings Corp.	991,155
	Total Capital Goods	14,648,404

	Commercial & Professional Services — 4.0%
4,945	Clean Harbors, Inc. *	1,159,504

	Energy — 7.8%
8,740	ConocoPhillips	818,151
7,245	EOG Resources, Inc.	760,798
13,110	EQT Corp.	702,696
	Total Energy	2,281,645

	Materials — 15.7%
3,680	Eagle Materials, Inc.	760,582
1,840	Martin Marietta Materials, Inc.	1,145,694
5,413	Nucor Corp.	882,915
4,452	Steel Dynamics, Inc.	754,391
3,795	Vulcan Materials Co.	1,082,410
	Total Materials	4,625,992

	Transportation — 21.1%
2,185	CH Robinson Worldwide, Inc.	351,261
34,617	CSX Corp.	1,254,866
16,889	Knight-Swift Transportation Holdings, Inc.	882,957
4,140	Old Dominion Freight Line, Inc.	649,152
1,955	Saia, Inc. *	638,347
8,050	TFI International, Inc.	831,967

Shares	Description	Value ($)
	Transportation — continued
6,899	Union Pacific Corp.	1,595,877
	Total Transportation	6,204,427

	TOTAL COMMON STOCKS
	(COST $28,619,084)	28,919,972

	SHORT-TERM INVESTMENTS — 1.6%
	Money Market Funds — 1.6%
473,777	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	473,777

	TOTAL SHORT-TERM INVESTMENTS
	(COST $473,777)	473,777

	TOTAL INVESTMENTS — 100.0%
	(Cost $29,092,861)	29,393,749
	Other Assets and Liabilities (net) — 0.0%	665
	TOTAL NET ASSETS — 100.0%	$29,394,414

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO Dynamic Allocation ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT FUNDS — 99.6%
	United States — 99.6%
21,830	GMO Domestic Resilience ETF (a)	558,165
36,055	GMO International Quality ETF (a)	959,063
56,070	GMO International Value ETF (a)	1,882,831
49,728	GMO U.S. Quality ETF (a)	1,912,539
68,184	GMO U.S. Value ETF (a)	1,874,378
61,796	Invesco National AMT-Free Municipal Bond ETF	1,433,049
14,302	iShares 3-7 Year Treasury Bond ETF	1,706,944
17,424	iShares Core MSCI Emerging Markets ETF	1,171,241
13,959	iShares Core MSCI International Developed Markets ETF	1,151,338
4,810	iShares MSCI EAFE Small-Cap ETF	372,919
10,656	iShares MSCI Emerging Markets ex China ETF	774,478
19,314	iShares MSCI Japan Value ETF	767,195
44,874	Schwab Intermediate-Term U.S. Treasury ETF	1,125,440
39,004	State Street SPDR Portfolio Intermediate Term Treasury ETF	1,124,875
25,037	Vanguard Intermediate-Term Treasury ETF	1,500,467
9,592	Vanguard Short-Term Treasury ETF	563,338
	TOTAL INVESTMENT FUNDS (COST $18,628,687)	18,878,260

	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
80,550	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (b)	80,550

	TOTAL SHORT-TERM INVESTMENTS
	(COST $80,550)	80,550

	TOTAL INVESTMENTS — 100.0% (Cost $18,709,237)	18,958,810
	Other Assets and Liabilities (net) — (0.0%)	(1,598)
	TOTAL NET ASSETS — 100.0%	$18,957,212

Notes to Schedule of Investments:

(a)	Affiliated company (Note 8).
(b)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO International Quality ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.3%
	Capital Goods — 13.1%
163,400	Assa Abloy AB – Class B	6,369,876
58,896	Knorr-Bremse AG	6,585,767
73,921	Kone OYJ – Class B	5,260,966
102,955	Safran SA – ADR	8,962,233
105,841	Schneider Electric SE – ADR	5,814,322
	Total Capital Goods	32,993,164

	Commercial & Professional Services — 2.2%
370,500	Brambles Ltd.	5,676,933

	Consumer Discretionary Distribution & Retail — 5.4%
206,348	Industria de Diseno Textil SA	13,662,459

	Consumer Durables & Apparel — 5.3%
88,564	LVMH Moet Hennessy Louis Vuitton SE – ADR	13,356,337

	Consumer Services — 7.7%
143,663	Amadeus IT Group SA	10,609,450
277,232	Compass Group PLC – ADR	8,868,652
	Total Consumer Services	19,478,102

	Food, Beverage & Tobacco — 13.6%
730,795	Davide Campari-Milano NV	4,756,202
75,606	Diageo PLC – ADR	6,522,530
46,930	Fomento Economico Mexicano SAB de CV – ADR	4,743,215
97,845	Kerry Group PLC – Class A	8,969,021
31,858	Magnum Ice Cream Co. NV *	504,949
88,530	Nestle SA –ADR	8,744,993
	Total Food, Beverage & Tobacco	34,240,910

	Health Care Equipment & Services — 3.7%
28,119	BioMerieux	3,644,913
38,000	Hoya Corp.	5,745,850
	Total Health Care Equipment & Services	9,390,763

	Household & Personal Products — 7.4%
111,726	L'Oreal SA –ADR	9,569,332
137,780	Unilever PLC – ADR	9,010,812
	Total Household & Personal Products	18,580,144

	Materials — 5.0%
183,911	Air Liquide SA –ADR	6,907,697
370,512	Shin-Etsu Chemical Co. Ltd. – ADR	5,742,936
	Total Materials	12,650,633

	Pharmaceuticals, Biotechnology & Life Sciences — 15.4%
963,099	Haleon PLC – ADR	9,736,931

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
67,280	Novartis AG – ADR	9,275,894
133,170	Novo Nordisk AS – ADR	6,775,690
182,387	Roche Holding AG – ADR	9,405,697
15,009	Sartorius Stedim Biotech	3,704,101
	Total Pharmaceuticals, Biotechnology & Life Sciences	38,898,313

	Semiconductors & Semiconductor Equipment — 10.9%
9,506	ASML Holding NV – NY Reg Shares	10,170,089
43,689	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	13,276,650
19,000	Tokyo Electron Ltd.	4,162,922
	Total Semiconductors & Semiconductor Equipment	27,609,661

	Software & Services — 7.1%
239,583	Dassault Systemes SE	6,712,341
46,360	SAP SE – ADR	11,261,308
	Total Software & Services	17,973,649

	Transportation — 2.5%
87,398	Ryanair Holdings PLC – ADR	6,309,262

	TOTAL COMMON STOCKS
	(COST $242,504,359)	250,820,330

	SHORT-TERM INVESTMENTS — 0.7%
	Money Market Funds — 0.7%
1,676,352	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	1,676,352

	TOTAL SHORT-TERM INVESTMENTS
	(COST $1,676,352)	1,676,352

	TOTAL INVESTMENTS — 100.0%
	(Cost $244,180,711)	252,496,682
	Other Assets and Liabilities (net) — (0.0)%	(65,479)
	TOTAL NET ASSETS — 100.0%	$252,431,203

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Australia — 5.4%
87,131	Aurizon Holdings Ltd.	212,236
130,841	BHP Group Ltd. –ADR	7,898,871
4,608	BlueScope Steel Ltd.	74,019
215,478	Fortescue Ltd.	3,165,021
4,093	Rio Tinto Ltd.	401,034
52,057	Woodside Energy Group Ltd. –ADR	811,569
	Total Australia	12,562,750

	Austria — 1.1%
27,995	OMV AG	1,563,395
23,178	Raiffeisen Bank International AG	1,043,245
	Total Austria	2,606,640

	Belgium — 0.3%
10,074	Ageas SA	707,970

	Canada — 14.9%
3,454	Alimentation Couche-Tard, Inc.	188,636
18,425	Bank of Montreal	2,392,814
107,246	Bank of Nova Scotia	7,902,958
7,561	Canadian Imperial Bank of Commerce	685,102
8,598	Empire Co. Ltd. –Class A	298,930
290	Fairfax Financial Holdings Ltd.	553,325
6,194	IGM Financial, Inc.	278,934
2,069	Imperial Oil Ltd.	178,749
21,208	Magna International, Inc.	1,130,386
139,310	Manulife Financial Corp.	5,054,167
31,723	Parex Resources, Inc.	426,425
31,773	Power Corp. of Canada	1,688,711
4,058	Russel Metals, Inc.	129,497
74,101	Sun Life Financial, Inc.	4,623,902
3,954	Suncor Energy, Inc.	175,399
92,502	Toronto-Dominion Bank	8,718,122
	Total Canada	34,426,057

	Denmark — 0.9%
247	AP Moller - Maersk AS –Class A	568,955
568	AP Moller - Maersk AS –Class B	1,308,367
21,300	H Lundbeck AS	144,644
	Total Denmark	2,021,966

	Finland — 0.3%
19,465	Valmet OYJ	648,056

	France — 9.6%
929	Arkema SA	56,935
12,875	AXA SA	619,753
65,170	BNP Paribas SA	6,187,527
1,337	Capgemini SE	223,509
38,382	Carrefour SA	641,866
15,541	Credit Agricole SA	320,529

Shares	Description	Value ($)
	France — continued
98,171	Sanofi SA –ADR	4,757,367
8,772	Societe Generale SA	708,424
4,021	Teleperformance SE	292,224
115,775	TotalEnergies SE	7,574,001
66,046	Valeo SE	903,077
	Total France	22,285,212

	Germany — 7.5%
25,309	Bayerische Motoren Werke AG	2,770,276
28,188	Daimler Truck Holding AG	1,236,282
49,281	Deutsche Bank AG	1,917,567
59,046	Deutsche Post AG	3,242,635
91,825	Deutsche Telekom AG –ADR	3,002,677
3,877	DWS Group GmbH & Co. KGaA	257,428
8,363	Evonik Industries AG	131,305
27,754	Fresenius Medical Care AG	1,329,448
6,748	Henkel AG & Co. KGaA	515,466
40,934	Mercedes-Benz Group AG	2,889,706
	Total Germany	17,292,790

	Hong Kong — 2.1%
143,000	CK Asset Holdings Ltd.	722,469
232,000	CK Hutchison Holdings Ltd.	1,578,424
34,000	Kerry Properties Ltd.	88,597
128,500	Sun Hung Kai Properties Ltd.	1,563,590
892,500	WH Group Ltd.	994,253
	Total Hong Kong	4,947,333

	Ireland — 0.4%
47,996	AIB Group PLC	518,925
15,234	Bank of Ireland Group PLC	293,162
	Total Ireland	812,087

	Israel — 1.4%
48,850	Bank Hapoalim BM	1,105,224
28,435	Bank Leumi Le-Israel BM	626,819
42,988	ICL Group Ltd.	247,030
65,647	Israel Discount Bank Ltd. –Class A	697,173
4,455	Mizrahi Tefahot Bank Ltd.	311,125
15,030	ZIM Integrated Shipping Services Ltd.	319,087
	Total Israel	3,306,458

	Italy — 2.0%
23,756	Banco BPM SpA	363,493
12,043	BPER Banca SpA	164,174
2,406	Buzzi SpA	147,032
46,280	Intesa Sanpaolo SpA	322,033
133,732	Stellantis NV	1,486,908
249,429	Telecom Italia SpA *	150,610
24,439	Tenaris SA –ADR	939,679
40,434	Unipol Assicurazioni SpA	977,446
	Total Italy	4,551,375

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	Japan — 20.3%
51,000	Asahi Group Holdings Ltd.	533,800
56,800	Asahi Kasei Corp.	503,672
34,100	Brother Industries Ltd.	679,649
1,700	Credit Saison Co. Ltd.	45,669
8,300	Dai Nippon Printing Co. Ltd.	142,749
14,400	Daito Trust Construction Co. Ltd.	274,505
58,400	Daiwa House Industry Co. Ltd.	1,937,967
49,400	Denso Corp.	680,575
18,200	Hitachi Construction Machinery Co. Ltd.	537,960
134,603	Honda Motor Co. Ltd. –ADR	3,968,097
166,600	Inpex Corp.	3,325,831
40,900	Isuzu Motors Ltd.	636,974
131,200	Japan Post Holdings Co. Ltd.	1,382,441
12,800	Kawasaki Kisen Kaisha Ltd.	178,223
73,000	Kirin Holdings Co. Ltd.	1,094,254
71,900	Komatsu Ltd.	2,295,072
97,453	Kubota Corp.	1,378,987
14,700	Mazda Motor Corp.	114,398
152,400	Mitsui & Co. Ltd.	4,517,321
13,200	Mitsui OSK Lines Ltd.	396,910
8,000	MS&AD Insurance Group Holdings, Inc.	188,100
61,700	Nippon Yusen KK	2,000,208
8,000	Niterra Co. Ltd.	351,941
9,500	Nitto Denko Corp.	225,310
4,050,300	NTT, Inc.	4,077,709
49,700	Ono Pharmaceutical Co. Ltd.	689,308
70,600	ORIX Corp.	2,052,556
2,900	Otsuka Holdings Co. Ltd.	164,273
227,600	Panasonic Holdings Corp.	2,940,172
16,900	Renesas Electronics Corp. *	230,886
8,000	Seiko Epson Corp.	101,277
32,000	Sekisui Chemical Co. Ltd.	538,304
31,900	Sekisui House Ltd.	712,374
56,600	Shionogi & Co. Ltd.	1,026,562
16,100	Sojitz Corp.	500,247
23,600	Subaru Corp.	511,504
50,600	Sumitomo Corp.	1,748,258
29,500	Sumitomo Forestry Co. Ltd.	302,175
11,900	Suntory Beverage & Food Ltd.	359,112
36,400	Suzuki Motor Corp.	542,491
19,400	Tosoh Corp.	291,297
17,900	Toyo Tire Corp.	495,381
50,400	Toyota Tsusho Corp.	1,696,946
90,000	Yamaha Motor Co. Ltd.	666,209
	Total Japan	47,037,654

	Netherlands — 2.4%
24,113	ABN AMRO Bank NV	844,177
5,436	EXOR NV	462,839
86,660	ING Groep NV –ADR	2,426,480
7,978	JDE Peet's NV	298,711
12,093	Koninklijke Ahold Delhaize NV	495,562
3,611	NN Group NV	278,977

Shares	Description	Value ($)
	Netherlands — continued
31,152	Signify NV	767,342
	Total Netherlands	5,574,088

	Norway — 2.2%
194,425	Equinor ASA –ADR	4,594,263
52,252	Orkla ASA	583,170
	Total Norway	5,177,433

	Singapore — 0.8%
63,100	Oversea-Chinese Banking Corp. Ltd.	970,014
33,300	United Overseas Bank Ltd.	908,276
	Total Singapore	1,878,290

	Spain — 5.6%
16,467	Acerinox SA	244,997
340,125	Banco Bilbao Vizcaya Argentaria
	SA –ADR	7,928,314
191,586	Banco Santander SA	2,267,279
128,475	Repsol SA	2,404,417
	Total Spain	12,845,007

	Sweden — 3.4%
23,927	Essity AB –Class B	689,235
27,247	Husqvarna AB –Class B	137,648
6,033	Investor AB –Class B	216,510
75,057	SSAB AB –Class B	567,911
28,439	Swedbank AB –Class A	991,882
235,334	Telefonaktiebolaget LM Ericsson –ADR	2,270,973
90,059	Volvo AB –Class B	2,894,527
	Total Sweden	7,768,686

	Switzerland — 7.2%
25,788	Adecco Group AG	752,706
36,043	Nestle SA –ADR	3,560,328
40,712	Novartis AG –ADR	5,612,963
1,446	Roche Holding AG (a)	611,917
12,626	Roche Holding AG (a)	5,231,477
8,549	Sandoz Group AG –ADR	622,154
470	Swisscom AG	341,478
	Total Switzerland	16,733,023

	United Kingdom — 10.0%
17,622	3i Group PLC	775,080
123,556	Aberdeen Group PLC	342,421
20,033	Associated British Foods PLC	574,364
4,691	Berkeley Group Holdings PLC	246,859
565,536	BT Group PLC	1,403,040
7,439	Coca-Cola HBC AG	385,253
10,673	DCC PLC	666,103
16,567	Drax Group PLC	186,915
136,220	GSK PLC –ADR	6,680,229
28,018	HSBC Holdings PLC –ADR	2,204,176

The accompanying notes are an integral part of the financial statements.

GMO International Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
22,819	IG Group Holdings PLC	404,479
419,542	ITV PLC	465,707
89,128	J Sainsbury PLC	390,455
296,510	Kingfisher PLC	1,249,802
80,627	Rio Tinto PLC –ADR	6,452,579
113,322	Schroders PLC	621,703
	Total United Kingdom	23,049,165

	TOTAL COMMON STOCKS
	(COST $192,792,044)	226,232,040

	PREFERRED STOCKS (b) — 1.5%

	Germany — 1.5%
1,995	Bayerische Motoren Werke AG	214,524
15,341	Volkswagen AG	1,866,876
16,769	Henkel AG & Co. KGaA	1,371,208
	Total Germany	3,452,608

	TOTAL PREFERRED STOCKS
	(COST $3,123,241)	3,452,608

	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
1,440,316	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (c)	1,440,316

	TOTAL SHORT-TERM INVESTMENTS
	(COST $1,440,316)	1,440,316

	TOTAL INVESTMENTS — 99.9%
	(Cost $197,355,601)	231,124,964
	Other Assets and Liabilities (net) — 0.1%	199,061
	TOTAL NET ASSETS — 100.0%	$231,324,025

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 98.1%
	Australia — 0.3%
	Corporate Debt — 0.3%
30,000	Westpac Banking Corp., 5.46%, due 11/18/27	30,924
30,000	Westpac Banking Corp., 3.40%, due 01/25/28	29,761
	Total Australia	60,685

	Canada — 8.6%
	Corporate Debt — 8.6%
56,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	57,076
156,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	160,723
195,000	Brookfield Finance, Inc., 5.33%, due 01/15/36	195,278
180,000	Brookfield Finance, Inc., 4.70%, due 09/20/47	155,753
107,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	108,465
176,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR Index + 1.17%, 4.58%, due 09/08/31	177,341
206,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	187,752
185,000	Rogers Communications, Inc., 5.30%, due 02/15/34	186,406
199,000	Rogers Communications, Inc., 4.50%, due 03/15/42	170,091
25,000	South Bow USA Infrastructure Holdings LLC, 6.18%, due 10/01/54	24,016
52,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	54,307
191,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	178,013
	Total Canada	1,655,221

	Germany — 0.9%
	Corporate Debt — 0.9%
175,000	Deutsche Bank AG, Variable Rate, 1 day
	USD SOFR + 3.043%, 3.55%, due 09/18/31	167,008

	United Kingdom — 4.4%
	Corporate Debt — 4.4%
154,000	BAT Capital Corp., 7.08%, due 08/02/43	172,975
152,000	BAT Capital Corp., 4.54%, due 08/15/47	126,088
180,000	nVent Finance SARL, 5.65%, due 05/15/33	187,713
216,000	Smith & Nephew PLC, 2.03%, due 10/14/30	194,226
156,000	Smith & Nephew PLC, 5.40%, due 03/20/34	161,108
	Total United Kingdom	842,110

Par Value+	Description	Value ($)
	United States — 83.9%
	Corporate Debt — 83.9%
52,000	3M Co., 3.38%, due 03/01/29	50,959
77,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	77,813
186,000	AEP Texas, Inc., 5.70%, due 05/15/34	193,877
95,000	AES Corp., 5.80%, due 03/15/32	97,421
167,000	AGCO Corp., 5.80%, due 03/21/34	174,811
175,000	Albemarle Corp., 4.65%, due 06/01/27	176,071
175,000	Albemarle Corp., 5.05%, due 06/01/32	176,180
125,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 1.78%, 5.55%, due 07/31/33	125,915
126,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 2.29%, 6.18%, due 07/26/35	130,586
136,000	Alphabet, Inc., 5.30%, due 05/15/65	127,906
203,000	Altria Group, Inc., 3.40%, due 02/04/41	156,968
248,000	Altria Group, Inc., 3.88%, due 09/16/46	186,386
52,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.42%, 5.28%, due 07/26/35	53,585
52,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.79%, 5.67%, due 04/25/36	54,905
60,000	Amphenol Corp., 2.20%, due 09/15/31	53,591
152,000	Apple, Inc., 4.25%, due 02/09/47	130,390
170,000	AppLovin Corp., 5.38%, due 12/01/31	176,285
185,000	AppLovin Corp., 5.95%, due 12/01/54	183,224
111,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	85,359
52,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR Index + 2.07%, 5.83%, due 10/25/33	56,068
127,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	142,076
200,000	Bio-Rad Laboratories, Inc., 3.70%, due 03/15/32	188,821
125,000	BorgWarner, Inc., 4.95%, due 08/15/29	127,897
155,000	BorgWarner, Inc., 5.40%, due 08/15/34	159,834
180,000	Boston Properties LP, 6.50%, due 01/15/34	193,760
185,000	Boston Properties LP, 5.75%, due 01/15/35	190,255
23,000	Capital One Financial Corp., Variable Rate, 1 day USD SOFR Index + 3.37%, 7.96%, due 11/02/34	27,117
185,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	185,420
52,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.50%, 5.85%, due 05/19/34	55,702
52,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.01%, 6.14%, due 08/24/34	56,679
26,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	25,835
181,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 1.91%, 5.72%, due 07/23/32	189,762

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
156,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 2.33%, 6.65%, due 04/25/35	171,533
69,000	Comerica, Inc., Variable Rate, 1 day USD SOFR + 2.16%, 5.98%, due 01/30/30	71,982
177,000	Corning, Inc., 5.35%, due 11/15/48	171,442
239,000	Corning, Inc., 4.38%, due 11/15/57	192,797
186,000	Cummins, Inc., 4.70%, due 02/15/31	189,905
180,000	Cummins, Inc., 5.30%, due 05/09/35	186,655
91,000	CVS Health Corp., 5.13%, due 07/20/45	82,155
167,000	CVS Health Corp., 5.05%, due 03/25/48	147,219
220,000	eBay, Inc., 2.70%, due 03/11/30	206,732
42,000	Edison International, 6.95%, due 11/15/29	44,727
174,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	175,684
193,000	Estee Lauder Cos., Inc., 2.60%, due 04/15/30	181,207
145,000	Flex Ltd., 4.88%, due 06/15/29	146,989
130,000	General Electric Co., 4.30%, due 07/29/30	131,105
169,000	General Electric Co., 4.90%, due 01/29/36	171,581
180,000	General Motors Co., 6.25%, due 04/15/35	190,871
175,000	General Motors Co., 6.75%, due 04/01/46	187,460
52,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.77%, 3.69%, due 06/05/28	51,723
77,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.69%, 4.41%, due 04/23/39	71,139
179,000	Hasbro, Inc., 3.90%, due 11/19/29	176,039
168,000	Hasbro, Inc., 6.05%, due 05/14/34	178,214
191,000	HCA, Inc., 5.25%, due 06/15/49	172,621
189,000	HCA, Inc., 6.10%, due 04/01/64	187,225
197,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	191,085
52,000	Howmet Aerospace, Inc., 4.85%, due 10/15/31	53,355
77,000	Huntington Ingalls Industries, Inc., 5.75%, due 01/15/35	81,421
182,000	Illumina, Inc., 5.75%, due 12/13/27	187,453
328,000	Intel Corp., 3.10%, due 02/15/60	183,250
195,000	Intel Corp., 5.90%, due 02/10/63	182,345
50,000	Interstate Power & Light Co., 5.60%, due 06/29/35	52,036
185,000	IQVIA, Inc., 6.25%, due 02/01/29	195,012
182,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	191,457
169,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	178,019
169,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	175,757
166,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	168,767
120,000	L3Harris Technologies, Inc., 5.35%, due 06/01/34	124,220

Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
182,000	Las Vegas Sands Corp., 6.00%, due 08/15/29	189,965
182,000	Las Vegas Sands Corp., 6.20%, due 08/15/34	191,284
170,000	Marathon Petroleum Corp., 5.70%, due 03/01/35	174,936
169,000	MasTec, Inc., 5.90%, due 06/15/29	176,070
125,000	Micron Technology, Inc., 5.88%, due 02/09/33	132,955
185,000	Micron Technology, Inc., 5.80%, due 01/15/35	194,959
160,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.58%, 5.83%, due 04/19/35	170,025
167,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.56%, 5.32%, due 07/19/35	171,910
77,000	MPLX LP, 4.70%, due 04/15/48	63,996
52,000	MPLX LP, 5.50%, due 02/15/49	47,752
235,000	Mylan, Inc., 5.20%, due 04/15/48	190,950
170,000	NetApp, Inc., 5.50%, due 03/17/32	176,834
195,000	Oncor Electric Delivery Co. LLC, 4.65%, due 11/01/29	198,182
155,000	Oracle Corp., 6.90%, due 11/09/52	153,159
219,000	Oracle Corp., 5.50%, due 09/27/64	174,774
207,000	Paramount Global, 4.20%, due 05/19/32	187,026
242,000	Paramount Global, 4.95%, due 05/19/50	169,468
70,000	Phillips 66 Co., 4.90%, due 10/01/46	61,009
206,000	Phillips 66 Co., 5.50%, due 03/15/55	189,749
169,000	Polaris, Inc., 6.95%, due 03/15/29	179,188
192,000	Polaris, Inc., 5.60%, due 03/01/31	194,005
130,000	Qorvo, Inc., 4.38%, due 10/15/29	128,103
77,000	RTX Corp., 3.50%, due 03/15/27	76,628
52,000	RTX Corp., 6.10%, due 03/15/34	56,893
180,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 1.88%, 5.74%, due 03/20/31	186,261
180,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	193,013
171,000	Simon Property Group LP, 5.85%, due 03/08/53	173,643
170,000	Simon Property Group LP, 6.65%, due 01/15/54	189,933
147,000	Sun Communities Operating LP, 4.20%, due 04/15/32	142,690
171,000	Synchrony Financial, Variable Rate, 1 day USD SOFR Index + 2.13%, 5.94%, due 08/02/30	178,212
185,000	Synchrony Financial, Variable Rate, 1 day USD SOFR + 2.07%, 6.00%, due 07/29/36	189,892
141,000	System Energy Resources, Inc., 5.30%, due 12/15/34	142,519
147,000	Take-Two Interactive Software, Inc., 3.70%, due 04/14/27	146,404
52,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	53,007
174,000	Tapestry, Inc., 5.10%, due 03/11/30	178,629

The accompanying notes are an integral part of the financial statements.

GMO Systematic Investment Grade Credit ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Par Value+ /
Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
174,000	Tapestry, Inc., 5.50%, due 03/11/35	177,893
229,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	188,087
201,000	Valero Energy Corp., 2.15%, due 09/15/27	194,650
183,000	Ventas Realty LP, 5.63%, due 07/01/34	191,213
207,000	VMware LLC, 1.80%, due 08/15/28	195,745
173,000	VMware LLC, 4.70%, due 05/15/30	175,749
168,000	Western Midstream Operating LP, 5.30%, due 03/01/48	144,855
	Total United States	16,154,855

	TOTAL DEBT OBLIGATIONS
	(COST $18,952,551)	18,879,879

	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
105,374	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	105,374

	TOTAL SHORT-TERM INVESTMENTS
	(COST $105,374)	105,374

	TOTAL INVESTMENTS — 98.7%
	(Cost $19,057,925)	18,985,253
	Other Assets and Liabilities (net) — 1.3%	257,214
	TOTAL NET ASSETS — 100.0%	$19,242,467

Notes to Schedule of Investments:

+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO Ultra-Short Income ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 95.5%
	Asset-Backed Securities — 78.0%
	Collateralized Loan Obligations — 78.0%
124,412	Apidos CLO XXX, Series XXXA, A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.96%, due 10/18/31	124,428
244,624	ARES LII CLO Ltd., Series 2019-52A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 4.74%, due 04/22/31	244,444
232,838	Bain Capital Credit CLO Ltd., Series 2019-2A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.80%, due 10/17/32	232,886
245,924	Battalion CLO XV Ltd., Series 2020-15A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.86%, due 01/17/33	245,763
241,922	Black Diamond CLO Ltd., Series 2016-1A, A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.29%, 5.15%, due 04/26/31	242,084
61,828	BlueMountain CLO XXII Ltd., Series 2018-22A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.25%, due 07/15/31	61,855
245,072	Buttermilk Park CLO Ltd., Series 2018-1A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.99%, due 10/15/31	245,071
140,057	California Street CLO IX LP, Series 2012-9A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.26%, due 07/16/32	140,170
232,157	CarVal CLO III Ltd., Series 2019-2A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.87%, due 07/20/32	232,177
158,051	Dryden 40 Senior Loan Fund, Series 2015-40A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 5.00%, due 08/15/31	158,115
292,315	Dryden 45 Senior Loan Fund, Series 2016-45A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.99%, due 10/15/30	292,369
241,420	Dryden 54 Senior Loan Fund, Series 2017-54A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 5.03%, due 10/19/29	241,434
288,400	Dryden 55 CLO Ltd., Series 2018-55A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.19%, due 04/15/31	288,607
100,000	Fortress Credit BSL X Ltd., Series 2021-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 5.01%, due 04/20/33	99,920
117,938	ICG U.S. CLO Ltd., Series 2015-2RA, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.88%, due 01/16/33	117,896
199,970	Jefferson Mill CLO Ltd., Series 2015-1A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.11%, due 10/20/31	200,017
150,000	LCM 31 Ltd., Series 31A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.16%, due 07/20/34	150,042

Par Value+	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
387,298	Madison Park Funding XIV Ltd., Series 2014-14A, AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.96%, 4.82%, due 10/22/30	387,427
214,862	Mountain View CLO LLC, Series 2016-1A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.17%, due 04/14/33	214,864
195,379	OZLM XV Ltd., Series 2016-15A, A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.93%, due 04/20/33	195,378
65,365	OZLM XXIV Ltd., Series 2019-24A, A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.42%, 5.31%, due 07/20/32	65,365
432,857	Regatta XX Funding Ltd., Series 2021-2A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.97%, 4.88%, due 01/15/38	432,859
108,824	Romark CLO II Ltd., Series 2018-2A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.14%, 5.00%, due 07/25/31	108,778
142,471	Sound Point CLO II Ltd., Series 2013-1A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.19%, due 01/26/31	142,503
239,383	Symphony CLO XV Ltd., Series 2014-15A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.22%, due 01/17/32	239,450
34,809	TCI-Symphony CLO Ltd., Series 2016-1A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.19%, due 10/13/32	34,829
214,154	Trinitas CLO XII Ltd., Series 2020-12A, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.91%, due 04/25/33	214,331
125,814	Venture 32 CLO Ltd., Series 2018-32A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.25%, due 07/18/31	125,984
28,516	Venture XXVII CLO Ltd., Series 2017-27A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.31%, 5.20%, due 07/20/30	28,519
106,328	Voya CLO Ltd., Series 2016-1A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.22%, due 01/20/31	106,336
229,167	Voya CLO Ltd., Series 2025-1A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.78%, due 04/20/38	229,166
	Total Collateralized Loan Obligations	5,843,067

	U.S. Government — 17.5%
149,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.79%, due 10/31/27	149,104
17,657	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	17,554
17,872	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	17,706
17,522	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	17,305
56,000	U.S. Treasury Notes, 4.62%, due 06/30/26	56,291

The accompanying notes are an integral part of the financial statements.

GMO Ultra-Short Income ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Par Value+ /
Shares	Description	Value ($)
139,000	U.S. Treasury Notes, 4.37%, due 07/31/26	139,648
169,000	U.S. Treasury Notes, 3.50%, due 09/30/26	168,876
249,000	U.S. Treasury Notes, 4.12%, due 10/31/26	250,064
246,000	U.S. Treasury Notes, 4.12%, due 01/31/27	247,528
255,000	U.S. Treasury Notes, 1.88%, due 02/28/27	250,288
	Total U.S. Government	1,314,364

	TOTAL DEBT OBLIGATIONS
	(COST $7,158,961)	7,157,431

	SHORT-TERM INVESTMENTS — 3.5%
	Money Market Funds — 0.1%
9,710	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	9,710

	U.S. Government — 3.4%
55,000	U.S. Treasury Bills, 3 mo. USD Term SOFR + 1.31%, 0.00%, due 01/29/26	54,855
101,000	U.S. Treasury Bills, 3 mo. USD Term SOFR + 0.90%, 0.00%, due 02/10/26	100,613
101,000	U.S. Treasury Bills, 3 mo. USD Term SOFR + 1.33%, 0.00%, due 03/26/26	100,181
	Total U.S. Government	255,649

	TOTAL SHORT-TERM INVESTMENTS
	(COST $265,322)	265,359

	TOTAL INVESTMENTS— 99.0%
	(Cost $7,424,283)	7,422,790
	Other Assets and Liabilities (net) — 1.0%	71,245
	TOTAL NET ASSETS — 100.0%	7,494,035

Notes to Schedule of Investments:

+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%
	Banks — 4.1%
1,466,055	U.S. Bancorp	78,228,695
504,902	Wells Fargo & Co.	47,056,866
	Total Banks	125,285,561

	Capital Goods — 1.6%
151,287	General Electric Co.	46,600,935

	Consumer Discretionary Distribution & Retail — 5.0%
438,311	Amazon.com, Inc. *	101,170,945
326,604	TJX Cos., Inc.	50,169,640
	Total Consumer Discretionary Distribution & Retail	151,340,585

	Consumer Services — 4.6%
1,524,352	Aramark	56,187,615
293,310	Hilton Worldwide Holdings, Inc.	84,253,297
	Total Consumer Services	140,440,912

	Financial Services — 3.3%
235,384	Tradeweb Markets, Inc. – Class A	25,313,195
213,149	Visa, Inc. – Class A	74,753,486
	Total Financial Services	100,066,681

	Food, Beverage & Tobacco — 5.2%
1,013,145	Brown-Forman Corp. – Class B	26,402,559
638,108	Coca-Cola Co.	44,610,130
361,775	Constellation Brands, Inc. – Class A	49,910,479
688,873	Mondelez International, Inc. – Class A	37,082,034
	Total Food, Beverage & Tobacco	158,005,202

	Health Care Equipment & Services — 12.0%
813,048	Abbott Laboratories	101,866,784
146,314	Cigna Group	40,270,002
197,663	Elevance Health, Inc.	69,290,765
96,017	Intuitive Surgical, Inc. *	54,380,188
142,766	Quest Diagnostics, Inc.	24,774,184
217,555	UnitedHealth Group, Inc.	71,817,081
	Total Health Care Equipment & Services	362,399,004

	Household & Personal Products — 2.3%
490,606	Procter & Gamble Co.	70,308,746

	Media & Entertainment — 10.2%
526,363	Alphabet, Inc. – Class A	164,751,619
218,017	Meta Platforms, Inc. – Class A	143,910,841
	Total Media & Entertainment	308,662,460

	Pharmaceuticals, Biotechnology & Life Sciences — 13.2%
93,217	Eli Lilly & Co.	100,178,446

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
645,510	Johnson & Johnson	133,588,294
504,638	Merck & Co., Inc.	53,118,196
195,113	Thermo Fisher Scientific, Inc.	113,058,228
	Total Pharmaceuticals, Biotechnology & Life Sciences	399,943,164

	Semiconductors & Semiconductor Equipment — 16.8%
402,733	Broadcom, Inc.	139,385,891
97,362	KLA Corp.	118,302,619
979,864	Lam Research Corp.	167,733,119
489,885	Texas Instruments, Inc.	84,990,149
	Total Semiconductors & Semiconductor Equipment	510,411,778

	Software & Services — 15.3%
423,351	Accenture PLC – Class A	113,585,073
419,790	Microsoft Corp.	203,018,840
151,457	PTC, Inc. *	26,385,324
457,756	Salesforce, Inc.	121,264,142
	Total Software & Services	464,253,379

	Technology Hardware & Equipment — 4.7%
525,441	Apple, Inc.	142,846,390

	Transportation — 1.2%
458,760	Uber Technologies, Inc. *	37,485,280

	TOTAL COMMON STOCKS
	(COST $2,649,545,732)	3,018,050,077

	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
13,645,727	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	13,645,727

	TOTAL SHORT-TERM INVESTMENTS
	(COST $13,645,727)	13,645,727

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,663,191,459)	3,031,695,804
	Other Assets and Liabilities (net) — 0.0%	1,133,560
	TOTAL NET ASSETS — 100.0%	$3,032,829,364

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.3%
	Automobiles & Components — 2.7%
1,397	Aptiv PLC *	106,298
2,745	BorgWarner, Inc.	123,690
32,432	Ford Motor Co.	425,508
9,994	General Motors Co.	812,712
2,941	Lear Corp.	337,038
	Total Automobiles & Components	1,805,246

	Banks — 9.6%
24,411	Bank of America Corp.	1,342,605
8,785	Citigroup, Inc.	1,025,122
1,332	Fifth Third Bancorp	62,351
7,762	Huntington Bancshares, Inc.	134,671
3,921	JPMorgan Chase & Co.	1,263,425
1,403	M&T Bank Corp.	282,676
3,380	PNC Financial Services Group, Inc.	705,507
3,349	Regions Financial Corp.	90,758
6,807	Truist Financial Corp.	334,972
15,720	U.S. Bancorp	838,819
3,920	Wells Fargo & Co.	365,344
	Total Banks	6,446,250

	Capital Goods — 3.8%
2,222	A.O. Smith Corp.	148,607
2,518	Carrier Global Corp.	133,051
686	Cummins, Inc.	350,169
473	EnerSys	69,413
1,874	Honeywell International, Inc.	365,598
797	Mueller Industries, Inc.	91,495
1,051	Northrop Grumman Corp.	599,291
2,076	Oshkosh Corp.	260,808
448	Owens Corning	50,136
2,682	PACCAR, Inc.	293,706
793	Textron, Inc.	69,126
655	Timken Co.	55,105
710	Toro Co.	55,891
	Total Capital Goods	2,542,396

	Commercial & Professional Services — 0.3%
1,701	Concentrix Corp.	70,728
2,266	Genpact Ltd.	106,003
318	Leidos Holdings, Inc.	57,367
	Total Commercial & Professional Services	234,098

	Consumer Discretionary Distribution & Retail — 2.7%
3,927	Academy Sports & Outdoors, Inc.	196,193
1,157	AutoNation, Inc. *	238,897
3,421	Bath & Body Works, Inc.	68,694
1,055	Best Buy Co., Inc.	70,611
6,306	eBay, Inc.	549,253
613	Group 1 Automotive, Inc.	241,093

Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
3,034	LKQ Corp.	91,627
10,986	Macy's, Inc.	242,241
1,549	Signet Jewelers Ltd.	128,381
	Total Consumer Discretionary Distribution & Retail	1,826,990

	Consumer Durables & Apparel — 3.2%
3,348	Crocs, Inc. *	286,321
2,548	DR Horton, Inc.	366,989
4,554	KB Home	256,891
2,203	Lennar Corp. – Class A	226,468
291	M/I Homes, Inc. *	37,234
2,791	Mattel, Inc. *	55,373
2,392	Meritage Homes Corp.	157,394
375	Mohawk Industries, Inc. *	40,988
1,596	NIKE, Inc. – Class B	101,681
1,840	PulteGroup, Inc.	215,758
2,429	PVH Corp.	162,792
984	Steven Madden Ltd.	40,974
282	Toll Brothers, Inc.	38,132
3,039	Tri Pointe Homes, Inc. *	95,637
1,890	YETI Holdings, Inc. *	83,481
	Total Consumer Durables & Apparel	2,166,113

	Consumer Services — 0.9%
11,969	H&R Block, Inc.	521,609
3,159	Perdoceo Education Corp.	92,654
	Total Consumer Services	614,263

	Consumer Staples Distribution & Retail — 2.3%
5,729	Albertsons Cos., Inc. – Class A	98,367
1,097	Dollar General Corp.	145,649
8,644	Kroger Co.	540,077
564	Sysco Corp.	41,561
6,990	Target Corp.	683,272
	Total Consumer Staples Distribution & Retail	1,508,926

	Energy — 8.6%
5,536	APA Corp.	135,411
9,417	Chevron Corp.	1,435,245
5,756	ConocoPhillips	538,819
8,539	EOG Resources, Inc.	896,680
20,215	Exxon Mobil Corp.	2,432,673
1,533	Halliburton Co.	43,323
9,290	Kinder Morgan, Inc.	255,382
319	Marathon Petroleum Corp.	51,879
	Total Energy	5,789,412

	Equity Real Estate Investment Trusts (REITs) — 0.5%
12,514	VICI Properties, Inc.	351,894

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	Financial Services — 9.8%
613	Affiliated Managers Group, Inc.	176,716
742	American Express Co.	274,503
150	Ameriprise Financial, Inc.	73,551
1,457	Bank of New York Mellon Corp.	169,143
3,861	Blue Owl Capital Corp.	47,992
2,790	Bread Financial Holdings, Inc.	206,544
3,476	Capital One Financial Corp.	842,443
1,476	Enova International, Inc. *	232,027
1,811	Federated Hermes, Inc.	94,299
8,087	Franklin Resources, Inc.	193,199
768	Goldman Sachs Group, Inc.	675,072
11,674	Invesco Ltd.	306,676
4,161	Janus Henderson Group PLC	197,939
14,410	MGIC Investment Corp.	421,060
746	Morgan Stanley	132,437
11,850	PayPal Holdings, Inc.	691,803
11,606	Radian Group, Inc.	417,700
2,869	Sixth Street Specialty Lending, Inc.	62,315
5,393	SLM Corp.	145,935
3,808	State Street Corp.	491,270
3,273	Synchrony Financial	273,066
2,545	T. Rowe Price Group, Inc.	260,557
16,143	Western Union Co.	150,291
	Total Financial Services	6,536,538

	Food, Beverage & Tobacco — 3.1%
3,291	Altria Group, Inc.	189,759
3,222	Archer-Daniels-Midland Co.	185,233
990	Bunge Global SA	88,189
7,266	General Mills, Inc.	337,869
6,688	Keurig Dr. Pepper, Inc.	187,331
6,261	Mondelez International, Inc. – Class A	337,030
4,889	PepsiCo, Inc.	701,669
797	Tyson Foods, Inc. – Class A	46,720
	Total Food, Beverage & Tobacco	2,073,800

	Health Care Equipment & Services — 5.3%
3,690	Cigna Group	1,015,599
11,724	CVS Health Corp.	930,417
1,383	Edwards Lifesciences Corp. *	117,901
1,948	Elevance Health, Inc.	682,871
1,824	GE HealthCare Technologies, Inc.	149,604
1,900	Humana, Inc.	486,647
1,689	Medtronic PLC	162,245
	Total Health Care Equipment & Services	3,545,284

	Household & Personal Products — 2.0%
1,075	Colgate-Palmolive Co.	84,947
16,086	Kenvue, Inc.	277,483
2,922	Kimberly-Clark Corp.	294,801
4,919	Procter & Gamble Co.	704,942
	Total Household & Personal Products	1,362,173

Shares	Description	Value ($)
	Insurance — 6.9%
4,703	Aflac, Inc.	518,600
2,646	Allstate Corp.	550,765
2,186	American International Group, Inc.	187,012
4,008	Arch Capital Group Ltd. *	384,447
2,293	Chubb Ltd.	715,691
4,658	Hartford Insurance Group, Inc.	641,873
3,121	MetLife, Inc.	246,372
535	Principal Financial Group, Inc.	47,192
3,866	Progressive Corp.	880,366
1,540	Travelers Cos., Inc.	446,692
	Total Insurance	4,619,010

	Materials — 1.5%
545	CF Industries Holdings, Inc.	42,150
2,002	Commercial Metals Co.	138,578
412	CRH PLC	51,418
3,654	Mosaic Co.	88,025
86	NewMarket Corp.	59,104
2,274	Nucor Corp.	370,912
1,137	PPG Industries, Inc.	116,497
3,492	Sealed Air Corp.	144,674
	Total Materials	1,011,358

	Media & Entertainment — 8.7%
5,617	Alphabet, Inc. – Class A	1,758,121
1,054	Alphabet, Inc. – Class C	330,745
45,063	Comcast Corp. – Class A	1,346,933
2,945	Fox Corp. – Class A	215,191
2,263	Fox Corp. – Class B	146,937
8,663	Match Group, Inc.	279,728
2,551	Meta Platforms, Inc. – Class A	1,683,890
1,164	Omnicom Group, Inc.	93,993
	Total Media & Entertainment	5,855,538

	Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
25,821	Bristol-Myers Squibb Co.	1,392,785
5,111	Gilead Sciences, Inc.	627,324
11,334	Johnson & Johnson	2,345,571
18,503	Merck & Co., Inc.	1,947,626
22,131	Organon & Co.	158,679
59,110	Pfizer, Inc.	1,471,839
992	Regeneron Pharmaceuticals, Inc.	765,695
	Total Pharmaceuticals, Biotechnology & Life Sciences	8,709,519

	Semiconductors & Semiconductor Equipment — 3.1%
713	Applied Materials, Inc.	183,234
1,086	NXP Semiconductors NV	235,727
9,254	QUALCOMM, Inc.	1,582,897

The accompanying notes are an integral part of the financial statements.

GMO U.S. Value ETF

Schedule of Investments — (Continued)

(showing percentage of total net assets)

December 31, 2025 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
787	Skyworks Solutions, Inc.	49,903
	Total Semiconductors & Semiconductor Equipment	2,051,761

	Software & Services — 1.5%
679	Akamai Technologies, Inc. *	59,243
8,708	Cognizant Technology Solutions Corp. – Class A	722,764
2,360	Zoom Communications, Inc. *	203,644
	Total Software & Services	985,651

	Technology Hardware & Equipment — 4.2%
1,452	Arrow Electronics, Inc. *	159,981
6,996	Avnet, Inc.	336,368
21,826	Cisco Systems, Inc.	1,681,257
14,704	Hewlett Packard Enterprise Co.	353,190
9,863	HP, Inc.	219,748
1,408	Vontier Corp.	52,349
	Total Technology Hardware & Equipment	2,802,893

	Telecommunication Services — 3.5%
31,816	AT&T, Inc.	790,309
38,213	Verizon Communications, Inc.	1,556,416
	Total Telecommunication Services	2,346,725

	Transportation — 2.1%
1,749	CSX Corp.	63,401
2,383	Delta Air Lines, Inc.	165,380
2,138	FedEx Corp.	617,583
5,502	United Parcel Service, Inc. – Class B	545,744
	Total Transportation	1,392,108

	TOTAL COMMON STOCKS
	(COST $63,099,468)	66,577,946

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
397,490	State Street Institutional Treasury Money Market Fund – Premier Class, 3.70% (a)	397,490

	TOTAL SHORT-TERM INVESTMENTS
	(COST $397,490)	397,490

	TOTAL INVESTMENTS — 99.9%
	(Cost $63,496,958)	66,975,436
	Other Assets and Liabilities (net) — 0.1%	59,682
	TOTAL NET ASSETS — 100.0%	$67,035,118

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2025.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

December 31, 2025 (Unaudited)

Portfolio Abbreviations:

144A – Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR – American Depositary Receipt

JSC – Joint-Stock Company

NVDR – Non-Voting Depositary Receipt

PJSC – Private Joint-Stock Company

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

The rates shown on variable rate notes are the current interest rates at December 31, 2025, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Assets and Liabilities — December 31, 2025 (Unaudited)

	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF
Assets
Investments in affiliated issuers, at value (Note 8) (a)	$—	$—	$7,186,976
Investments in unaffiliated issuers, at value (Note 8)(b)	12,287,487	29,393,749	11,771,834
Foreign currency, at value(c)	10,806	—	—
Receivable for Fund shares sold	—	—	256,179
Dividends and interest receivable	8,090	13,040	354
Receivable for expenses reimbursed and/or waived by GMO (Note 3)	—	—	3,851
Total assets	12,306,383	29,406,789	19,219,194

Liabilities
Payable for investments purchased	—	—	255,043
Accrued foreign capital gains tax payable	76,111	—	—
Accrued advisory fee (Note 3)	6,726	12,375	6,939
Accrued expenses	12,515	—	—
Total liabilities	95,352	12,375	261,982
Net assets	$12,211,031	$29,394,414	$18,957,212

Net assets consist of:
Paid in capital	$10,183,052	$29,105,776	$18,731,745
Distributable earnings (accumulated loss)	2,027,979	288,638	225,467
Net assets	$12,211,031	$29,394,414	$18,957,212
Net asset value, offering and redemption price per share	$30.53	$25.56	$25.62
Shares outstanding (unlimited authorized - no par value)	400,000	1,150,000	740,000
(a) Cost of investments – affiliated issuers:	$—	$—	$6,963,687
(b) Cost of investments – unaffiliated issuers:	$10,167,436	$29,092,861	$11,745,550
(c) Cost of foreign currency:	$10,820	$—	$—

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Assets and Liabilities — December 31, 2025 (Unaudited) — (Continued)

	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF
Assets
Investments in unaffiliated issuers, at value (Note 8)(a)	$252,496,682	$231,124,964	$18,985,253
Foreign currency, at value(b)	3,362	8,291	—
Cash	—	36,906	214
Dividends and interest receivable	28,314	231,889	261,301
Dividend withholding tax receivable	5,165	37,020	—
Total assets	252,533,523	231,439,070	19,246,768

Liabilities
Accrued advisory fee (Note 3)	102,320	115,045	4,301
Total liabilities	102,320	115,045	4,301
Net assets	$252,431,203	$231,324,025	$19,242,467

Net assets consist of:
Paid in capital	$244,693,960	$199,058,036	$19,280,158
Distributable earnings (accumulated loss)	7,737,243	32,265,989	(37,691)
Net assets	$252,431,203	$231,324,025	$19,242,467
Net asset value, offering and redemption price per share	$26.57	$33.53	$25.66
Shares outstanding (unlimited authorized - no par value)	9,500,000	6,900,000	750,000
(a) Cost of investments – unaffiliated issuers:	$244,180,711	$197,355,601	$19,057,925
(b) Cost of foreign currency:	$3,337	$8,196	$—

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Assets and Liabilities — December 31, 2025 (Unaudited) — (Continued)

	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Assets
Investments in unaffiliated issuers, at value (Note 8)(a)	$7,422,790	$3,031,695,804	$66,975,436
Receivable for Fund shares sold	—	3,459,330	—
Dividends and interest receivable	72,377	2,387,944	86,936
Total assets	7,495,167	3,037,543,078	67,062,372

Liabilities
Payable for investments purchased	—	3,445,953	—
Accrued advisory fee (Note 3)	1,132	1,267,761	27,254
Total liabilities	1,132	4,713,714	27,254
Net assets	$7,494,035	$3,032,829,364	$67,035,118

Net assets consist of:
Paid in capital	$7,504,903	$2,681,049,837	$65,149,910
Distributable earnings (accumulated loss)	(10,868)	351,779,527	1,885,208
Net assets	$7,494,035	$3,032,829,364	$67,035,118
Net asset value, offering and redemption price per share	$49.96	$38.44	$27.47
Shares outstanding (unlimited authorized - no par value)	150,000	78,904,000	2,440,000
(a) Cost of investments – unaffiliated issuers:	$7,424,283	$2,663,191,459	$63,496,958

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Operations — For the Period Ended December 31, 2025 (Unaudited)

	GMO Beyond China ETF	GMO Domestic Resilience ETF*	GMO Dynamic Allocation ETF**
Investment income:
Dividends from affiliated issuers (Note 8)	$—	$—	$35,275
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	113,017	83,006	125,793
Interest	11	—	—
Other income	1	—	—
Total investment income	113,029	83,006	161,068

Expenses:
Advisory fee (Note 3)	38,262	30,054	11,284
Miscellaneous	3	—	211
Total expenses	38,265	30,054	11,495
Indirectly incurred management fees waived or borne by GMO (Note 3)	—	—	(6,246)
Net expenses	38,265	30,054	5,249
Net investment income (loss)	74,764	52,952	155,819

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	166,865	(112)	(7,917)
In-kind redemptions	—	240,059	—
Foreign currency and foreign currency related transactions	(3,153)	—	—
Net realized gain (loss)	163,712	239,947	(7,917)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	1,518,305	300,888	26,284
Investments in affiliated issuers	—	—	223,289
Foreign currency and foreign currency related transactions	(838)	—	—
Net change in unrealized appreciation (depreciation)	1,517,467	300,888	249,573
Net realized and unrealized gain (loss)	1,681,179	540,835	241,656
Net increase (decrease) in net assets resulting from operations	$1,755,943	$593,787	$397,475
(a) Withholding tax:	$18,226	$568	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$213	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$46,566	$—	$—

*	The Fund commenced operations on October 1, 2025.
**	The Fund commenced operations on October 14, 2025.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Operations — For the Period Ended December 31, 2025 (Unaudited) — (Continued)

	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$513,110	$2,609,715	$1,900
Interest	—	—	308,271
Other income	84	535	839
Total investment income	513,194	2,610,250	311,010

Expenses:
Advisory fee (Note 3)	291,975	571,358	15,526
Miscellaneous	43	—	—
Total expenses	292,018	571,358	15,526
Net investment income (loss)	221,176	2,038,892	295,484

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(313,240)	10,235	83,976
In-kind redemptions	782,195	9,808,543	73,548
Foreign currency and foreign currency related transactions	(2,426)	2,456	—
Net realized gain (loss)	466,529	9,821,234	157,524
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	5,823,773	20,866,500	(179,950)
Foreign currency and foreign currency related transactions	(236)	(1,991)	—
Net change in unrealized appreciation (depreciation)	5,823,537	20,864,509	(179,950)
Net realized and unrealized gain (loss)	6,290,066	30,685,743	(22,426)
Net increase (decrease) in net assets resulting from operations	$6,511,242	$32,724,635	$273,058
(a) Withholding tax:	$54,729	$278,641	$—

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Operations — For the Period Ended December 31, 2025 (Unaudited) — (Continued)

	GMO Ultra-Short Income ETF*	GMO U.S. Quality ETF	GMO U.S. Value ETF
Investment income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$146	$17,622,729	$760,412
Interest	45,608	—	—
Other income	3,127	—	—
Total investment income	48,881	17,622,729	760,412

Expenses:
Advisory fee (Note 3)	1,908	6,484,568	141,066
Total expenses	1,908	6,484,568	141,066
Net investment income (loss)	46,973	11,138,161	619,346

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(83)	(2,701,959)	(518,154)
In-kind redemptions	—	111,655,928	2,371,289
Net realized gain (loss)	(83)	108,953,969	1,853,135
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(1,493)	194,784,050	3,168,069
Net realized and unrealized gain (loss)	(1,576)	303,738,019	5,021,204
Net increase (decrease) in net assets resulting from operations	$45,397	$314,876,180	$5,640,550
(a) Withholding tax:	$—	$—	$228

*	The Fund commenced operations on October 28, 2025.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Changes in Net Assets (Unaudited)

	GMO Beyond China ETF		GMO Domestic Resilience ETF
	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025*	Period Ended December 31, 2025** (Unaudited)
Increase (decrease) in net assets: Operations:
Net investment income (loss)	$74,764	$117,396	$52,952
Net realized gain (loss)	163,712	76,152	239,947
Change in net unrealized appreciation (depreciation)	1,517,467	526,528	300,888
Net increase (decrease) in net assets from operations	1,755,943	720,076	593,787
Distributions to shareholders	(448,040)	—	(65,090)
Capital share transactions:
Subscriptions	—	10,183,052	30,152,177
Redemptions	—	—	(1,286,460)
Increase (decrease) in net assets from capital transactions	—	10,183,052	28,865,717
Total increase (decrease) in net assets	1,307,903	10,903,128	29,394,414

Net assets:
Beginning of period	10,903,128	—	—
End of period	$12,211,031	$10,903,128	$29,394,414

*	The Fund commenced operations on February 13, 2025.
**	The Fund commenced operations on October 1, 2025.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Changes in Net Assets (Unaudited) — (Continued)

	GMO Dynamic Allocation ETF	GMO International Quality ETF
	Period Ended December 31, 2025* (Unaudited)	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025**
Increase (decrease) in net assets: Operations:
Net investment income (loss)	$155,819	$221,176	$312,172
Net realized gain (loss)	(7,917)	466,529	(157,885)
Change in net unrealized appreciation (depreciation)	249,573	5,823,537	2,492,459
Net increase (decrease) in net assets from operations	397,475	6,511,242	2,646,746
Distributions to shareholders	(172,008)	(629,950)	(8,600)
Capital share transactions:
Subscriptions	18,731,745	192,660,035	53,808,320
Redemptions	—	(2,556,590)	—
Increase (decrease) in net assets from capital transactions	18,731,745	190,103,445	53,808,320
Total increase (decrease) in net assets	18,957,212	195,984,737	56,446,466

Net assets:
Beginning of period	—	56,446,466	—
End of period	$18,957,212	$252,431,203	$56,446,466

*	The Fund commenced operations on October 14, 2025.
**	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Changes in Net Assets (Unaudited) — (Continued)

	GMO International Value ETF		GMO Systematic Investment Grade Credit ETF
	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025*	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025**
Increase (decrease) in net assets: Operations:
Net investment income (loss)	$2,038,892	$3,087,975	$295,484	$23,676
Net realized gain (loss)	9,821,234	2,907,763	157,524	—
Change in net unrealized appreciation (depreciation)	20,864,509	12,905,682	(179,950)	107,278
Net increase (decrease) in net assets from operations	32,724,635	18,901,420	273,058	130,954
Distributions to shareholders	(5,768,340)	(216,070)	(368,155)	—
Capital share transactions:
Subscriptions	82,196,620	161,307,200	16,826,085	6,249,850
Redemptions	(40,882,760)	(16,938,680)	(3,869,325)	—
Increase (decrease) in net assets from capital transactions	41,313,860	144,368,520	12,956,760	6,249,850
Total increase (decrease) in net assets	68,270,155	163,053,870	12,861,663	6,380,804

Net assets:
Beginning of period	163,053,870	—	6,380,804	—
End of period	$231,324,025	$163,053,870	$19,242,467	$6,380,804

*	The Fund commenced operations on October 29, 2024.
**	The Fund commenced operations on June 4, 2025.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Changes in Net Assets (Unaudited) — (Continued)

	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF
	Period Ended December 31, 2025* (Unaudited)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (decrease) in net assets: Operations:
Net investment income (loss)	$46,973	$11,138,161	$13,249,067
Net realized gain (loss)	(83)	108,953,969	41,289,206
Change in net unrealized appreciation (depreciation)	(1,493)	194,784,050	114,330,870
Net increase (decrease) in net assets from operations	45,397	314,876,180	168,869,143
Distributions to shareholders	(56,265)	(16,215,144)	(8,909,490)
Capital share transactions:
Subscriptions	7,504,903	1,017,655,542	1,280,273,679
Redemptions	—	(293,761,519)	(260,762,382)
Increase (decrease) in net assets from capital transactions	7,504,903	723,894,023	1,019,511,297
Total increase (decrease) in net assets	7,494,035	1,022,555,059	1,179,470,950

Net assets:
Beginning of period	—	2,010,274,305	830,803,355
End of period	$7,494,035	$3,032,829,364	$2,010,274,305

*	The Fund commenced operations on October 28, 2025.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Statements of Changes in Net Assets (Unaudited) — (Continued)

	GMO U.S. Value ETF
	Six Months Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025*
Increase (decrease) in net assets: Operations:
Net investment income (loss)	$619,346	$624,638
Net realized gain (loss)	1,853,135	(766,763)
Change in net unrealized appreciation (depreciation)	3,168,069	310,409
Net increase (decrease) in net assets from operations	5,640,550	168,284
Distributions to shareholders	(960,252)	(299,112)
Capital share transactions:
Subscriptions	24,468,320	61,325,856
Redemptions	(14,660,564)	(8,647,964)
Increase (decrease) in net assets from capital transactions	9,807,756	52,677,892
Total increase (decrease) in net assets	14,488,054	52,547,064

Net assets:
Beginning of period	52,547,064	—
End of period	$67,035,118	$52,547,064

*	The Fund commenced operations on October 29, 2024.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights

(For a share outstanding throughout each period)

GMO BEYOND CHINA ETF

	Six Months Ended December 31, 2025 (Unaudited)	Period from February 13, 2025 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$27.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.19	0.37
Net realized & unrealized gain (loss)	4.20	1.89
Total from investment operations	4.39	2.26

Less distributions to shareholders:
From net investment income	(0.54)	—
From net realized gains	(0.58)	—
Total distributions	(1.12)	—
Net asset value, end of period	$30.53	$27.26
Total return on net asset value(b) **	16.32%	9.03%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$12,211	$10,903
Net operating expenses to average daily net assets(c) *	0.65%	0.65%
Net investment income (loss) to average daily net assets*	1.27%	3.90%
Portfolio turnover rate(d) **	16%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on February 13, 2025.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO DOMESTIC RESILIENCE ETF

Period from October 1, 2025 (commencement of operations) through December 31, 2025 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05
Net realized & unrealized gain (loss)	0.57
Total from investment operations	0.62

Less distributions to shareholders:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$25.56
Total return on net asset value(b) **	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$29,394
Net operating expenses to average daily net assets(c) *	0.50%
Net investment income (loss) to average daily net assets*	0.88%
Portfolio turnover rate(d) **	0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 1, 2025.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO DYNAMIC ALLOCATION ETF

Period from October 14, 2025 (commencement of operations) through December 31, 2025 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.37
Net realized & unrealized gain (loss)	0.49
Total from investment operations	0.86

Less distributions to shareholders:
From net investment income	(0.24)
Total distributions	(0.24)
Net asset value, end of period	$25.62
Total return on net asset value(b) **	4.08%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$18,957
Net operating expenses to average daily net assets(c) *	0.23%
Net investment income (loss) to average daily net assets*	6.90%
Portfolio turnover rate(d) **	9%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	0.28%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 14, 2025.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
(e)	Ratio includes indirect fees waived or borne by GMO.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO INTERNATIONAL QUALITY ETF

	Six Months Ended December 31, 2025 (Unaudited)	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.66	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	0.34
Net realized & unrealized gain (loss)	0.99	0.36
Total from investment operations	1.05	0.70

Less distributions to shareholders:
From net investment income	(0.14)	(0.04)
Total distributions	(0.14)	(0.04)
Net asset value, end of period	$26.57	$25.66
Total return on net asset value(b) **	4.12%	2.82%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$252,431	$56,446
Net operating expenses to average daily net assets(c) *	0.60%	0.60%
Net investment income (loss) to average daily net assets*	0.45%	2.08%
Portfolio turnover rate(d) **	5%	9%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO INTERNATIONAL VALUE ETF

	Six Months Ended December 31, 2025 (Unaudited)	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$29.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.34	1.00
Net realized & unrealized gain (loss)	4.99	3.25
Total from investment operations	5.33	4.25

Less distributions to shareholders:
From net investment income	(0.92)	(0.13)
Total distributions	(0.92)	(0.13)
Net asset value, end of period	$33.53	$29.12
Total return on net asset value(b) **	18.48%	17.09%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$231,324	$163,054
Net operating expenses to average daily net assets(c) *	0.60%	0.60%
Net investment income (loss) to average daily net assets*	2.14%	5.66%
Portfolio turnover rate(d) **	4%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO SYSTEMATIC INVESTMENT GRADE CREDIT ETF

	Six Months Ended December 31, 2025 (Unaudited)	Period from June 4, 2025 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.52	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.61	0.10
Net realized & unrealized gain (loss)(b)	0.26	0.42
Total from investment operations	0.87	0.52

Less distributions to shareholders:
From net investment income	(0.66)	—
From net realized gains	(0.07)	—
Total distributions	(0.73)	—
Net asset value, end of period	$25.66	$25.52
Total return on net asset value(c) **	3.38%	2.09%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,242	$6,381
Net operating expenses to average daily net assets(d) *	0.25%	0.25%
Net investment income (loss) to average daily net assets*	4.76%	5.31%
Portfolio turnover rate(e) **	50%	—%

(a)	Calculated based on average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on June 4, 2025.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO ULTRA-SHORT INCOME ETF

Period from October 28, 2025 (commencement of operations) through December 31, 2025 (Unaudited)
Net asset value, beginning of period	$50.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.43
Net realized & unrealized gain (loss)	(0.05)
Total from investment operations	0.38

Less distributions to shareholders:
From net investment income	(0.42)
Total distributions	(0.42)
Net asset value, end of period	$49.96
Total return on net asset value(b) **	0.77%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,494
Net operating expenses to average daily net assets(c) *	0.20%
Net investment income (loss) to average daily net assets*	4.92%
Portfolio turnover rate(d) **	2%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 28, 2025.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO U.S. QUALITY ETF

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period from November 14, 2023 (commencement of operations) through June 30, 2024
Net asset value, beginning of period	$34.25		$31.01	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.16		0.30	0.19
Net realized & unrealized gain (loss)	4.26		3.14	5.96
Total from investment operations	4.42		3.44	6.15

Less distributions to shareholders:
From net investment income	(0.23)		(0.20)	(0.14)
Total distributions	(0.23)		(0.20)	(0.14)
Net asset value, end of period	$38.44		$34.25	$31.01
Total return on net asset value(b)	12.94	%**	11.16%	24.62	%**

Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,032,829		$2,010,274	$830,803
Net operating expenses to average daily net assets(c)	0.50	%*	0.50%	0.50	%*
Net investment income (loss) to average daily net assets	0.86	%*	0.93%	1.01	%*
Portfolio turnover rate(d)	4	%**	15%	7	%**

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on November 14, 2023.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GMO U.S. VALUE ETF

	Six Months Ended December 31, 2025 (Unaudited)	Period from October 29, 2024 (commencement of operations) through June 30, 2025
Net asset value, beginning of period	$25.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.29	0.40
Net realized & unrealized gain (loss)	2.36	0.04
Total from investment operations	2.65	0.44

Less distributions to shareholders:
From net investment income	(0.44)	(0.18)
Total distributions	(0.44)	(0.18)
Net asset value, end of period	$27.47	$25.26
Total return on net asset value(b) **	10.56%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$67,035	$52,547
Net operating expenses to average daily net assets(c) *	0.50%	0.50%
Net investment income (loss) to average daily net assets*	2.20%	2.48%
Portfolio turnover rate(d) **	22%	53%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return on net asset value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The NAV return is based on the start of day values on October 29, 2024.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any.
(d)	Portfolio turnover rate excludes in-kind transactions, if any.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

GMO ETF Trust

Notes to Financial Statements
December 31, 2025 (Unaudited)

1.	Organization

Each of GMO Beyond China ETF, GMO Domestic Resilience ETF (commenced operations on October 1, 2025), GMO Dynamic Allocation ETF (commenced operations on October 14, 2025), GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, GMO Ultra-Short Income ETF (commenced operations on October 28, 2025), GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of GMO ETF Trust (the “Trust”) (formerly known as The 2023 ETF Series Trust II), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).

The following table provides information about the Funds' principal investment objectives and benchmark (if any):

Fund Name	Benchmark	Investment Objective
GMO Beyond China ETF	Not Applicable	Total return
GMO Domestic Resilience ETF	Not Applicable	Total return
GMO Dynamic Allocation ETF	Not Applicable	Positive total return
GMO International Quality ETF	Not Applicable	Total return
GMO International Value ETF	Not Applicable	Total return
GMO Systematic Investment Grade Credit ETF	Bloomberg U.S. Corporate Index	Total return in excess of its benchmark
GMO Ultra-Short Income ETF	Not Applicable	Current income consistent with preservation of capital
GMO U.S. Quality ETF	Not Applicable	Total return
GMO U.S. Value ETF	Not Applicable	Total return

2.	Summary of Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Funds’ policies are in conformity with U.S. GAAP and have been consistently followed by the Funds in preparing the financial statements. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations determined using other significant direct or indirect observable inputs.

Level 3: Valuations based primarily on inputs that are unobservable and significant.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

Exchange-traded securities for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Shares of underlying funds and open-end registered investment companies are valued at their most recent net asset value.

Typically, the Funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security).

The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value each Funds' investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the respective levels assigned to the Funds' securities and derivatives, if any, as of December 31, 2025:

Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs
Common Stocks	$12,236,618	$—	$—	$12,236,618
Short-Term Investments	50,869	—	—	50,869
Total Investments	12,287,487	—	—	12,287,487
Total	$12,287,487	$—	$—	$12,287,487

GMO Domestic Resilience ETF
Asset Valuation Inputs
Common Stocks	$28,919,972	$—	$—	$28,919,972
Short-Term Investments	473,777	—	—	473,777
Total Investments	29,393,749	—	—	29,393,749
Total	$29,393,749	$—	$—	$29,393,749

GMO Dynamic Allocation ETF
Asset Valuation Inputs
Investment Funds	$18,878,260	$—	$—	$18,878,260
Short-Term Investments	80,550	—	—	80,550
Total Investments	18,958,810	—	—	18,958,810
Total	$18,958,810	$—	$—	$18,958,810

GMO International Quality ETF
Asset Valuation Inputs
Common Stocks	$250,820,330	$—	$—	$250,820,330
Short-Term Investments	1,676,352	—	—	1,676,352
Total Investments	252,496,682	—	—	252,496,682
Total	$252,496,682	$—	$—	$252,496,682

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
GMO International Value ETF
Asset Valuation Inputs
Common Stocks	$226,232,040	$—	$—	$226,232,040
Preferred Stocks	3,452,608	—	—	3,452,608
Short-Term Investments	1,440,316	—	—	1,440,316
Total Investments	231,124,964	—	—	231,124,964
Total	$231,124,964	$—	$—	$231,124,964

GMO Systematic Investment Grade Credit ETF
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$18,879,879	$—	$18,879,879
TOTAL DEBT OBLIGATIONS	—	18,879,879	—	18,879,879
Short-Term Investments	105,374	—	—	105,374
Total Investments	105,374	18,879,879	—	18,985,253
Total	$105,374	$18,879,879	$—	$18,985,253

GMO Ultra-Short Income ETF
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,843,067	$—	$5,843,067
U.S. Government	1,261,799	52,565	—	1,314,364
TOTAL DEBT OBLIGATIONS	1,261,799	5,895,632	—	7,157,431
Short-Term Investments	265,359	—	—	265,359
Total Investments	1,527,158	5,895,632	—	7,422,790
Total	$1,527,158	$5,895,632	$—	$7,422,790

GMO U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$3,018,050,077	$—	$—	$3,018,050,077
Short-Term Investments	13,645,727	—	—	13,645,727
Total Investments	3,031,695,804	—	—	3,031,695,804
Total	$3,031,695,804	$—	$—	$3,031,695,804

GMO U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$66,577,946	$—	$—	$66,577,946
Short-Term Investments	397,490	—	—	397,490
Total Investments	66,975,436	—	—	66,975,436
Total	$66,975,436	$—	$—	$66,975,436

For the six months ended December 31, 2025, there were no transfers into or out of Level 3 for the Funds.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

Share Valuation

The net asset value (“NAV”) per share of each Fund is determined by dividing the value of the net assets of each of the Funds (i.e., the total value of a Fund's portfolio investments and other assets, less any liabilities) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.

Security Transactions and Investment Income

Security transactions are accounted for in the financial statements on trade date. Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions

GMO Beyond China ETF, GMO Dynamic Allocation ETF, GMO International Quality ETF and GMO International Value ETF pay out dividends from net investment income, if any, at least annually. GMO Domestic Resilience ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF pay out dividends from net investment income, if any, quarterly. GMO Systematic Investment Grade Credit ETF and GMO Ultra-Short Income ETF pay out dividends from its net investment income, if any, monthly. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but a fund may make distributions on a more frequent basis for a fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”). Brokers may make available to their customers who own shares of each Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of each Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Federal Income and Foreign Tax Information

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the six months ended December 31, 2025, if any, are reflected as part of Net realized gain (loss) on investments in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Distributions in excess of a Fund's tax basis earnings and profits, if significant, are reported in the Funds' financial statements as a return of capital.

As of June 30, 2025, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to June 30, 2025, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
GMO Beyond China ETF	—	—
GMO International Quality ETF	(146,776)	—
GMO International Value ETF	(623,382)	—
GMO Systematic Investment Grade Credit ETF	—	—
GMO U.S. Quality ETF	(12,869,030)	—
GMO U.S. Value ETF	(809,409)	—

As of December 31, 2025, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
GMO Beyond China ETF	10,219,091	2,385,997	(317,601)	2,068,396	—
GMO Domestic Resilience ETF	29,092,861	1,173,450	(872,562)	300,888	—
GMO Dynamic Allocation ETF	18,709,237	270,900	(21,327)	249,573	—
GMO International Quality ETF	244,182,912	11,580,723	(3,266,953)	8,313,770	—
GMO International Value ETF	198,077,318	33,896,805	(849,159)	33,047,646	—
GMO Systematic Investment Grade Credit ETF	19,057,925	70,569	(143,241)	(72,672)	—
GMO Ultra-Short Income ETF	7,424,306	1,902	(3,418)	(1,516)	—
GMO U.S. Quality ETF	2,663,669,946	473,391,003	(105,365,145)	368,025,858	—
GMO U.S. Value ETF	64,414,786	4,703,857	(2,143,207)	2,560,650	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of December 31, 2025, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

Purchase and Sale of Fund Shares

Shares of each Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to NAV. Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

Indemnification

Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

Segment Reporting

The Funds adopted Fund Accounting Standards Board Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The Officers of the Funds act as the Funds' chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund operates as a single segment. The CODM monitors the operating results of each Fund as a whole and each Fund makes investments in accordance with its investment objective as outlined in its prospectus. The financial information used by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Recently-Issued Accounting Guidance

In December 2023, the FASB issued a new Accounting Standards Update, ASU 2023-09. The purpose of ASU 2023-09 is to enhance the transparency of income tax disclosures, including the requirement to disclose income taxes paid disaggregated by jurisdictions. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements for the Funds with annual periods beginning prior to December 15, 2024. Adoption of the new standard by GMO Beyond China ETF and GMO Systematic Investment Grade Credit ETF impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

3.	Investment Advisory Agreement and Other Services

Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds' average daily net assets set forth in the table below:

	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Advisory fee	0.65%	0.50%	0.50%*	0.60%	0.60%	0.25%	0.20%	0.50%	0.50%

*	GMO has contractually agreed to waive or reduce its management fee, through at least November 2, 2026, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in underlying funds.

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

GMO Dynamic Allocation ETF incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended December 31, 2025, the Fund had annualized indirect fees and expenses of 0.28% of the Fund’s average daily net assets.

The Funds have adopted a Plan of Distribution (the “Distribution Plan”) that allows the Funds to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Funds would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of a Fund's average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.

State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Funds. State Street maintains all necessary records of the Funds.

4.	Organizational Expenses and Offering Costs

The Adviser (and not the Funds) has agreed to pay all of the Funds’ organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Funds are not reflected in the Funds’ Statements of Assets and Liabilities or Statements of Operations. The Funds are not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments in securities, excluding in-kind transactions and short-term securities, for the six months ended December 31, 2025 were as follows:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investment (Non-U.S. Government Securities)	U.S. Government Securities	Investment (Non-U.S. Government Securities)
GMO Beyond China ETF	—	1,831,703	—	2,112,316
GMO Domestic Resilience ETF	—	911,407	—	9,929
GMO Dynamic Allocation ETF	—	1,416,715	—	1,121,798
GMO International Quality ETF	—	8,220,964	—	5,490,118
GMO International Value ETF	—	45,413,580	—	7,749,385
GMO Systematic Investment Grade Credit ETF	—	7,446,483	—	6,107,978
GMO Ultra-Short Income ETF	715,255	5,947,265	—	101,285
GMO U.S. Quality ETF	—	299,582,307	—	92,557,030
GMO U.S. Value ETF	—	20,486,100	—	12,673,122

In-kind transactions associated with creations and redemptions, for the six months ended December 31, 2025 were as follows:

Fund Name	Creations ($)	Redemptions ($)
GMO Beyond China ETF	—	—
GMO Domestic Resilience ETF	28,780,964	1,303,305
GMO Dynamic Allocation ETF	18,341,688	—
GMO International Quality ETF	188,270,276	2,262,202
GMO International Value ETF	40,227,400	38,792,162
GMO Systematic Investment Grade Credit ETF	15,110,939	3,780,480
GMO Ultra-Short Income ETF	—	—
GMO U.S. Quality ETF	799,867,448	287,052,133
GMO U.S. Value ETF	15,777,800	13,888,092

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

6.	Principal Risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	GMO Beyond China ETF	GMO Domestic Resilience ETF	GMO Dynamic Allocation ETF	GMO International Quality ETF	GMO International Value ETF	GMO Systematic Investment Grade Credit ETF	GMO Ultra-Short Income ETF	GMO U.S. Quality ETF	GMO U.S. Value ETF
Management and Operational Risk	●	●	●	●	●	●	●	●	●
Market Risk – Equities	●	●	●	●	●			●	●
Market Disruption and Geopolitical Risk	●	●	●	●	●	●	●	●	●
ETF Risks	●	●	●	●	●	●	●	●	●
Focused Investment Risk	●	●	●	●	●	●		●	●
Illiquidity Risk	●	●	●		●	●			●
Smaller Company Risk	●	●	●	●	●	●			●
Non-U.S. Investment Risk	●		●	●	●	●
New/Smaller Fund Risk	●	●	●	●	●	●	●		●
Currency Risk	●		●	●	●
Market Risk - Fixed Income			●			●	●
Fund of Funds Risk	●		●	●				●
Credit Risk			●			●	●
Counterparty Risk	●		●			●	●
Derivatives and Short Sales Risk	●		●			●
Futures Contracts Risk			●			●
Leveraging Risk	●		●			●
Market Risk - Asset-Backed Securities			●				●
Commodities Risk			●
Large Shareholder Risk						●
Value Investing Risk			●
National Closed Market Trading Risk	●		●	●	●
Non-Diversified Fund				●			●

Investing in an ETF involves many risks. The risks of investing in the Funds depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Statement of Additional Information includes more information about the Funds, their investments, and the related risks.

An investment in the Funds is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

• Management and Operational Risk. A Fund runs the risk that GMO's investment techniques will fail to produce intended results. For some Funds, GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market movements. In addition, GMO's models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO's assessment of an investment, including a security's fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

• Market Risk – Equities. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, a Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO's assessment proves to be incorrect or the market fails to recognize the equity's intrinsic value). A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of a Fund's shares.

• Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of a Fund's investments.

• ETF Risks. Each Fund is an ETF and, as a result of this structure, is exposed to the following risks:

• Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

• Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because a Fund is an ETF, typically only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from a Fund. Retail investors cannot transact directly with a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value ("NAV") or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, a Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Trading Risk. Shares of a Fund may trade on the NYSE Arca, Inc. (the "Exchange") above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for a Fund's underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from a Fund's NAV. In addition, although a Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable.

• Cash Transactions Risk. A Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, a Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause a Fund's shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to a Fund's NAV. In effecting creations and redemptions in exchange for cash, a Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on a Fund which would have the effect of decreasing a Fund's NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

• National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by a Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which a Fund's shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund's quote from the closed foreign market). The impact of a closed foreign market on a Fund is likely to be greater where a large portion of a Fund's underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to a Fund's NAV that may be greater than those experienced by other ETFs.

• Focused Investment Risk. Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• Illiquidity Risk. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.

• Smaller Company Risk. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Non-U.S. Investment Risk. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, a Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund's investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.

• New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that a Fund will achieve an economically viable size, in which case it could ultimately liquidate.

• Currency Risk. Fluctuations in exchange rates can adversely affect the market value of a Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk – Fixed Income. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

• Fund of Funds Risk. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, a Fund indirectly bears its pro rata portion of an underlying fund's fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.

• Credit Risk. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund's investments and increase the volatility of a Fund's portfolio.

• Counterparty Risk. A Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by a Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return a Fund’s collateral or otherwise honor its obligations.

• Derivatives and Short Sales Risk. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.

• Futures Contracts Risk. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of a Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of a Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• Leveraging Risk. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of a Fund’s assets declines between the time a redemption request is treated as being received by a Fund and the time a Fund liquidates assets to fund that redemption.

• Market Risk - Asset-Backed Securities. The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

• Commodities Risk. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund's shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• Large Shareholder Risk. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy, a Fund is subject to the risk that a redemption by that shareholder or group will require a Fund to sell investments at disadvantageous prices, disrupt a Fund's operations, or force a Fund's liquidation.

• Value Investing Risk. Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO's assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to a Fund.

• Non-Diversified Fund. Each of GMO International Quality ETF and GMO Ultra-Short Income ETF is not a “diversified” investment company within the meaning of the 1940 Act. This means that the Fund is allowed to invest in the securities of a relatively small number of issuers. As a result, poor performance by a single investment is likely to have a greater impact on the Fund’s performance.

7.	Capital Share Transactions

Each of the Funds shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual shares of the Funds may only be purchased and sold on the Exchange through a broker-dealer at market price. Because shares of the Funds trade at market prices rather than at NAV, shares of the Funds may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Funds issue their shares to and redeem their shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of the Funds' shares known as Creation Units. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Funds and as needed, a specified amount of cash.

Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares of the Funds in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds' shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds' securities to the account of the Trust.

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended
	December 31, 2025		Year Ended
	(Unaudited)		June	30, 2025
	Shares	Amount	Shares	Amount
GMO Beyond China ETF(a)
Shares sold	—	$—	400,000	$10,183,052
Net increase (decrease)	—	$—	400,000	$10,183,052

GMO Domestic Resilience ETF(b)
Shares sold	1,200,000	$30,152,177
Shares repurchased	(50,000)	(1,286,460)
Net increase (decrease)	1,150,000	$28,865,717

GMO Dynamic Allocation ETF(c)
Shares sold	740,000	$18,731,745
Net increase (decrease)	740,000	$18,731,745

GMO International Quality ETF (d)
Shares sold	7,400,000	$192,660,035	2,200,000	$53,808,320
Shares repurchased	(100,000)	(2,556,590)	—	—
Net increase (decrease)	7,300,000	$190,103,445	2,200,000	$53,808,320

GMO International Value ETF (d)
Shares sold	2,600,000	$82,196,620	6,200,000	$161,307,200
Shares repurchased	(1,300,000)	(40,882,760)	(600,000)	(16,938,680)
Net increase (decrease)	1,300,000	$41,313,860	5,600,000	$144,368,520

GMO Systematic Investment Grade Credit ETF (e)
Shares sold	650,000	$16,826,085	250,000	$6,249,850
Shares repurchased	(150,000)	(3,869,325)	—	—
Net increase (decrease)	500,000	$12,956,760	250,000	$6,249,850

GMO Ultra-Short Income ETF(f)
Shares sold	150,000	$7,504,903
Net increase (decrease)	150,000	$7,504,903

GMO U.S. Quality ETF
Shares sold	28,310,000	$1,017,655,542	40,110,000	$1,280,273,679
Shares repurchased	(8,100,000)	(293,761,519)	(8,210,000)	(260,762,382)
Net increase (decrease)	20,210,000	$723,894,023	31,900,000	$1,019,511,297

GMO ETF Trust

Notes to Financial Statements — (Continued)
December 31, 2025 (Unaudited)

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	Shares	Amount	Shares	Amount
GMO U.S. Value ETF (d)
Shares sold	920,000	$24,468,320	2,440,000	$61,325,856
Shares repurchased	(560,000)	(14,660,564)	(360,000)	(8,647,964)
Net increase (decrease)	360,000	$9,807,756	2,080,000	$52,677,892

(a)	The period under the heading “Year Ended June 30, 2025” represents the period from February 13, 2025 (commencement of operations) through June 30, 2025.
(b)	The period under the heading “Six Months Ended December 31, 2025” represents the period from October 1, 2025 (commencement of operations) through December 31, 2025.
(c)	The period under the heading “Six Months Ended December 31, 2025” represents the period from October 14, 2025 (commencement of operations) through December 31, 2025.
(d)	The period under the heading “Year Ended June 30, 2025” represents the period from October 29, 2024 (commencement of operations) through June 30,2025.
(e)	The period under the heading “Year Ended June 30, 2025” represents the period from June 4, 2025 (commencement of operations) through June 30,2025.
(f)	The period under the heading “Six Months Ended December 31, 2025” represents the period from October 28, 2025 (commencement of operations) through December 31, 2025.

8.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO ETF Trust or other funds managed by GMO. A summary of the Funds' transactions involving companies that are or were affiliates during the period ended December 31, 2025 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Dynamic Allocation ETF
GMO Domestic Resilience ETF	$—	$550,607	$—	$1,202	$—	$—	$7,558	$558,165
GMO International Quality ETF	—	937,125	—	1,144	—	—	21,938	959,063
GMO International Value ETF	—	1,793,361	—	19,018	—	—	89,470	1,882,831
GMO U.S. Quality ETF	—	1,866,966	—	4,127	—	—	45,573	1,912,539
GMO U.S. Value ETF	—	1,815,628	—	9,784	—	—	58,750	1,874,378
Totals	$—	$6,963,687	$—	$35,275	$—	$—	$223,289	$7,186,976

9.	Subsequent Events

Effective January 1, 2026, the fiscal year end of the GMO ETF Trust Funds is February 28th.

Board Review of Investment Management Agreements
December 31, 2025 (Unaudited)

GMO Horizons ETF, GMO Dynamic Allocation ETF, GMO Domestic Resilience ETF and GMO Ultra-Short Income ETF

At a meeting held on August 18-19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust II (“Trust”) considered and approved, for an initial two year term, the Investment Advisory Agreement (the “Agreement”) between the Trust and Grantham, Mayo, Van Otterloo & Co. (“GMO”) with respect to the GMO Horizons ETF, GMO Dynamic Allocation ETF, GMO Domestic Resilience ETF and GMO Ultra-Short Income ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which GMO will provide advisory services to the Funds, each of which is a new series of the Trust. The Board, which was comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and GMO, the Funds’ investment adviser, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of GMO at the Meeting, during which the Independent Trustees and GMO representatives discussed the materials that had been provided as well as other related matters concerning the Funds. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by GMO to the Funds; (ii) the investment objective and strategy for each Fund and, because the Funds are new and therefore have no performance record, how each Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by GMO from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as each Fund grows; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by GMO. The Board reviewed the Agreement and GMO’s anticipated responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for the Funds; trading portfolio securities and other investment instruments on behalf of the Funds; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Funds.

The Board considered the background, sophistication and experience of GMO’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered GMO’s extensive administrative and compliance infrastructures. The Board appreciated the fact that GMO has deep experience and expertise serving as the investment adviser to other registered investment companies and manages other exchange-traded funds overseen by the Board.

The Board considered GMO’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about GMO’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Funds.

Investment Performance

Because the Funds are new and had not yet commenced operations, the Board noted that there was no historical performance record to consider. The Board discussed with representatives of GMO the proposed portfolio management team and the investment strategy to be employed in the management of each Fund’s assets. The Board considered GMO’s reputation and experience, including its experience managing other registered investment companies and took into account its experience and familiarity with GMO providing investment advisory services to other series of the Trust.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by each Fund to GMO under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, GMO is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources.

Board Review of Investment Management Agreements — (Continued)
December 31, 2025 (Unaudited)

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of GMO from managing the Funds. The Board appreciated that, because the Funds are new, information concerning GMO’s profitability from a Fund was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate GMO’s profitability from managing the Funds after the Funds commence operations and GMO begins receiving advisory fees. The Board also considered whether economies of scale or other efficiencies might result as a Fund’s assets grow. As the Funds had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by GMO by structuring its advisory fee as a unitary fee, which effectively acts as a cap on each Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds.

Other Benefits

The Board considered other benefits that might be derived by GMO from its relationship with the Funds. The Board noted that GMO has the ability to realize soft dollar benefits from its relationship with the Funds. The Board also considered the potential benefits flowing to GMO from sponsoring a family of exchange-traded funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services to be provided supported its approval of the Agreement and that the fee to be charged under the Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it.

GMO U.S. Quality ETF

At a meeting held on August 19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust II (the “Trust”) considered and approved the continuance of the Investment Advisory Agreement (the “Agreement”) between the Trust and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) with respect to the GMO U.S. Quality ETF (the “Fund”) pursuant to which GMO provides advisory services to the Fund. The Board, which was comprised solely of Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940 (the “1940 Act”), were advised by legal counsel throughout the process.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and GMO is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from GMO, and at the Meeting representatives from GMO presented additional information to help the Board evaluate the Agreement. Among other things, representatives from GMO provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered GMO’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Independent Trustees were afforded the opportunity to ask questions of, and request additional materials from, GMO. The Independent Trustees were assisted in their review by counsel and met with counsel separately and without management present.

Board Review of Investment Management Agreements — (Continued)
December 31, 2025 (Unaudited)

In considering whether to approve the continuance of the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by GMO to the Fund; (ii) the investment objective and strategy for the Fund and the Fund’s performance record; (iii) the profits realized by GMO from providing advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by GMO to the Fund, the Board considered GMO’s responsibilities with respect to providing investment advisory services to the Fund, including developing, implementing, and maintaining the Fund’s investment program; portfolio management, including evaluating and selecting investments for the Fund; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Fund. The Board noted that it had been provided with GMO’s registration form on Form ADV as well as GMO’s responses to a detailed series of questions, which included a description of GMO’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board.

The Board considered the background, sophistication and experience of GMO’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered GMO’s extensive administrative and compliance infrastructures. The Board appreciated the fact that GMO has deep experience and expertise serving as the investment adviser to other registered investment companies and manages other exchange-traded funds overseen by the Board.

The Board further considered GMO’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about GMO’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Fund.

Investment Performance

The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is actively managed. The Board was provided reports regarding the Fund’s past performance, including a report prepared by an independent third-party comparing the Fund’s performance to various benchmarks for the one-year and since inception periods ended June 30, 2025. In considering the Fund’s performance over these time periods, the Board took into account that the Fund has had a relatively short operating history over which to judge performance. The Board also considered information that was provided to it regarding factors impacting the performance of the Fund, noting that it also received regular reports regarding the Fund’s performance at its quarterly meetings.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee paid by the Fund to GMO under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was within the range of its Peer Group. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also took into consideration GMO’s commitment of extensive resources to service the Fund and provide an investment program. The Board also noted that the advisory fee charged to the Fund is generally consistent with the fees charged by GMO to its other clients.

Profitability and Economies of Scale

The Board considered information concerning the profitability of GMO from managing the Fund. The Board reviewed information provided about the costs and expenses incurred by GMO in providing advisory services, evaluated the compensation and benefits received by GMO from its relationship with the Fund, and reviewed a profitability analysis from GMO with respect to the Fund. The Board also considered whether economies of scale have been realized with respect to the Fund, or whether other efficiencies resulted as the Fund’s assets grow. The Board observed the Fund had experienced asset growth since launch, but was satisfied that no significant economies of scale have been realized, noting GMO’s assertion that, through the unitary fee structure, GMO is responsible for paying the Fund’s operating expenses, which effectively caps the Fund’s total expense ratio, and GMO’s stated commitment to reinvesting in its advisory business to ensure the continued provision of high quality services. The Board also acknowledged that it will have the opportunity to periodically reexamine whether economies have been achieved.

Board Review of Investment Management Agreements — (Continued)
December 31, 2025 (Unaudited)

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services provided supported its approval of the continuance of the Agreement and that the fee charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision of whether to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

Investment Adviser	Distributor
Grantham, Mayo, Van Otterloo & Co. LLC	Foreside Fund Services, LLC
53 State Street	Three Canal Plaza, Suite 100
Boston, MA 02109	Portland, ME 04101

Administrator, Transfer Agent and Custodian	Independent Registered Public Accounting Firm
State Street Bank & Trust Company	PricewaterhouseCoopers, LLP
One Congress Street, Suite 1	101 Seaport Boulevard, Suite 500
Boston, MA 02114	Boston MA 02210

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of the shareholders of The 2023 ETF Series Trust II (the “Trust”) was held on October 16, 2025 to vote on the proposed election of Paul Braverman, Peter Tufano, Enrique Chang and Dina Santoro (the “Nominees”) as Trustees of the Trust. The election of each Nominee was approved by the shareholders at the meeting, and no other business or proposals were brought or voted on at the meeting. Below is a report showing the votes cast at the shareholder meeting:

Nominee	Vote	Shares Voted	% Voted	% of Total Outstanding
Paul Braverman	FOR	43,400,433.655	99.530%	53.210%
	WITHHELD	204,992.583	0.470%	0.251%
Peter Tufano	FOR	43,384,559.544	99.494%	53.191%
	WITHHELD	220,866.694	0.506%	0.270%
Enrique Chang	FOR	43,394,943.094	99.518%	53.203%
	WITHHELD	210,483.144	0.482%	0.258%
Dina Santoro	FOR	43,401,346.482	99.532%	53.211%
	WITHHELD	204,079.756	0.468%	0.250%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Filed under item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There were no changes to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable for semi-annual reports.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GMO ETF Trust

By:	/s/Tara Pari
Tara Pari
Principal Executive Officer

Date:	March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tara Pari
Tara Pari
Principal Executive Officer

Date:	March 5, 2026

By:	/s/ Betty Maganzini
Betty Maganzini
Principal Financial Officer

Date:	March 5, 2026